Putnam VT Diversified Income Fund
The fund's portfolio
3/31/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (78.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.0%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$29,185	$33,499
5.00%, with due dates from 5/20/49 to 3/20/50	196,642	221,104
4.00%, TBA, 4/1/51	3,000,000	3,202,503
3.50%, with due dates from 9/20/49 to 11/20/49	226,453	245,467

		3,702,573
U.S. Government Agency Mortgage Obligations (76.5%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	63,015	70,485
4.50%, 5/1/49	22,508	24,771
Uniform Mortgage-Backed Securities
5.50%, TBA, 4/1/51	3,000,000	3,353,441
4.50%, TBA, 4/1/51	2,000,000	2,177,656
4.00%, TBA, 5/1/51	9,000,000	9,668,672
4.00%, TBA, 4/1/51	18,000,000	19,316,250
3.50%, TBA, 5/1/51	18,000,000	19,030,781
3.50%, TBA, 4/1/51	22,000,000	23,235,782
3.00%, TBA, 5/1/51	4,000,000	4,166,094
3.00%, TBA, 4/1/51	10,000,000	10,413,281
2.50%, TBA, 5/1/51	23,000,000	23,534,571
2.50%, TBA, 4/1/51	19,000,000	19,482,421
2.00%, TBA, 5/1/51	1,000,000	995,234
2.00%, TBA, 4/1/51	6,000,000	5,981,719

		141,451,158

Total U.S. government and agency mortgage obligations (cost $145,563,612)		$145,153,731

U.S. TREASURY OBLIGATIONS (0.4%)(a)
	Principal amount	Value
U.S. Treasury Bonds 3.00%, 2/15/49(i)	$8,000	$9,030
U.S. Treasury Inflation Index Notes 0.125%, 1/15/22(i)	147,892	151,403
U.S. Treasury Notes
1.875%, 6/30/26(i)	118,000	123,874
0.375%, 12/31/25(i)	261,000	255,117
0.125%, 8/31/22(i)	123,000	123,012
U.S. Treasury Strip zero %, 11/15/24(i)	165,000	162,335

Total U.S. treasury obligations (cost $824,771)		$824,771

MORTGAGE-BACKED SECURITIES (38.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (19.7%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.367%, 4/15/37	$18,561	$34,339
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.408%, 11/15/35	53,696	95,579
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.925%, 12/15/36	36,988	60,290
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.542%, 3/15/35	111,926	156,697
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.141%, 9/25/50	3,935,208	878,653
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.094%, 12/15/47	1,168,415	140,210
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.994%, 8/15/56	2,640,667	618,920
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.994%, 4/15/47	739,804	146,545
REMICs IFB Ser. 5004, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.991%, 8/25/50	5,056,888	1,096,536
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.941%, 1/25/50	3,727,031	653,206
REMICs Ser. 5007, Class IC, IO, 5.00%, 8/25/50	4,637,575	828,834
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	671,637	100,746
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	619,527	79,706
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	284,864	33,036
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	611,044	71,350
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	367,242	51,155
REMICs Ser. 4425, IO, 4.00%, 1/15/45	1,417,466	206,369
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,037,238	162,012
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	391,195	57,435
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	534,278	55,902
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	1,228,950	135,283
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	943,362	57,405
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	465,962	35,828
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	454,167	28,040
REMICs Ser. 5051, Class BI, IO, 3.00%, 11/25/50	5,802,468	830,672
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	363,302	10,481
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.379%, 7/25/43(WAC)	732,695	7,327
REMICs Ser. 3300, PO, zero %, 2/15/37	9,368	8,759
REMICs Ser. 3326, Class WF, zero %, 10/15/35	756	667
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.248%, 7/25/36	21,208	40,719
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.168%, 3/25/36	73,846	124,211
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.802%, 6/25/37	44,722	78,711
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 22.885%, 2/25/38	40,810	54,179
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 22.72%, 11/25/35	43,205	63,079
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 17.112%, 11/25/34	31,748	38,097
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.491%, 9/25/43	1,223,912	249,703
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.291%, 4/25/40	441,903	90,891
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.141%, 3/25/48	2,372,933	431,162
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.091%, 6/25/48	3,940,866	619,075
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.091%, 6/25/45	2,387,845	377,841
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.041%, 5/25/47	4,889,803	901,386
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	969,422	208,088
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.991%, 12/25/48	1,438,241	147,420
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.991%, 12/25/46	1,700,112	315,372
REMICs FRB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.941%, 3/25/50	2,385,602	475,713
REMICs IFB Ser. 19-57, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.941%, 10/25/49	5,466,982	940,212
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.941%, 8/25/49	2,530,314	415,899
REMICs IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.891%, 7/25/39	590,103	21,425
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.841%, 2/25/43	1,045,516	213,611
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	79,527	13,730
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,602,113	314,094
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	241,883	41,276
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	4,717,258	797,028
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	212,709	40,252
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	677,921	27,117
REMICs Ser. 20-75, Class MI, IO, 4.00%, 11/25/50	6,991,601	1,238,283
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	563,816	81,750
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	460,657	53,262
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	1,623,200	209,300
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	611,184	78,403
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	464,378	55,150
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	544,168	27,231
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	852,985	62,594
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	383,159	8,142
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	566,834	12,017
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	2,395	2,179
Government National Mortgage Association
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.189%, 9/20/50	3,747,042	746,497
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%), 6.069%, 4/20/44	2,283,297	473,766
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.039%, 7/20/50	4,915,200	820,988
IFB Ser. 18-139, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.039%, 10/20/48	2,802,772	421,776
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.039%, 9/20/43	420,990	82,703
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.994%, 7/16/43	263,914	44,546
IFB Ser. 20-63, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 4/20/50	4,363,657	882,991
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 8/20/49	4,072,724	674,850
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.989%, 7/20/49	4,057,037	621,376
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 2/20/50	456,437	56,593
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 1/20/50	2,095,710	357,735
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 12/20/49	2,262,887	349,998
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 8/20/49	151,055	22,250
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 6/20/49	184,647	23,709
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.489%, 8/20/44	1,091,807	189,437
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	516,557	101,271
Ser. 16-42, IO, 5.00%, 2/20/46	853,909	160,409
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	616,327	91,481
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,516,916	303,338
Ser. 14-76, IO, 5.00%, 5/20/44	459,479	82,823
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	480,000	85,200
Ser. 12-146, IO, 5.00%, 12/20/42	755,696	153,384
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	249,496	49,921
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	373,298	72,858
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,670,599	339,867
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	952,693	190,615
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,463,437	290,582
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	309,208	59,941
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	2,734,096	446,854
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	696,100	109,253
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	418,380	44,227
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	734,772	134,220
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,089,004	187,631
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	329,783	29,101
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	132,908	11,754
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	605,111	110,490
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	704,918	65,500
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	738,955	131,094
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	753,361	127,373
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	369,220	56,786
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	431,907	82,330
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	2,039,415	330,528
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	611,472	85,741
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	1,316,142	215,159
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	732,237	88,586
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	740,354	44,421
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	467,104	73,047
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	779,393	122,687
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	1,566,994	166,980
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	5,390,125	733,509
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	922,258	96,330
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	788,005	65,523
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	191,257	5,261
Ser. 13-76, IO, 3.50%, 5/20/43	1,067,585	156,423
Ser. 13-28, IO, 3.50%, 2/20/43	333,488	36,040
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	476,849	55,248
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	803,246	97,394
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	328,583	38,917
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	875,840	144,149
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,043,065	164,384
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,277,548	193,322
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	792,563	33,684
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	1,430,899	92,908
Ser. 20-36, Class MI, IO, 3.00%, 3/20/50	2,372,674	289,294
Ser. 15-H10, Class BI, IO, 2.993%, 4/20/65(WAC)	1,937,161	137,926
Ser. 16-H09, Class BI, IO, 2.965%, 4/20/66(WAC)	3,833,322	300,532
Ser. 16-H14, Class AI, IO, 2.662%, 6/20/66(WAC)	2,061,948	167,476
Ser. 17-H11, Class TI, IO, 2.554%, 4/20/67(WAC)	1,908,685	172,927
Ser. 16-H17, Class KI, IO, 2.521%, 7/20/66(WAC)	1,454,791	118,602
Ser. 16-H16, Class EI, IO, 2.488%, 6/20/66(WAC)	2,189,646	183,492
Ser. 17-H16, Class JI, IO, 2.473%, 8/20/67(WAC)	3,331,050	336,256
Ser. 17-H02, Class BI, IO, 2.47%, 1/20/67(WAC)	2,224,330	204,523
Ser. 17-H06, Class BI, IO, 2.407%, 2/20/67(WAC)	2,498,163	193,046
Ser. 17-H12, Class QI, IO, 2.395%, 5/20/67(WAC)	2,560,370	219,618
Ser. 16-H23, Class NI, IO, 2.361%, 10/20/66(WAC)	8,352,383	710,788
Ser. 18-H03, Class XI, IO, 2.333%, 2/20/68(WAC)	2,659,179	265,386
Ser. 16-H22, Class AI, IO, 2.319%, 10/20/66(WAC)	2,824,096	246,233
Ser. 16-H24, Class JI, IO, 2.194%, 11/20/66(WAC)	2,603,202	246,773
Ser. 16-H06, Class DI, IO, 2.167%, 7/20/65(WAC)	4,277,531	256,772
Ser. 15-H24, Class AI, IO, 2.136%, 9/20/65(WAC)	2,565,878	185,908
Ser. 17-H09, IO, 2.119%, 4/20/67(WAC)	3,114,555	228,708
Ser. 16-H03, Class DI, IO, 2.03%, 12/20/65(WAC)	2,742,608	182,008
Ser. 17-H10, Class MI, IO, 2.004%, 4/20/67(WAC)	4,312,031	307,448
Ser. 17-H16, Class IB, IO, 1.998%, 8/20/67(WAC)	2,896,964	209,001
Ser. 17-H16, Class IG, IO, 1.89%, 7/20/67(WAC)	3,036,466	203,243
Ser. 17-H11, Class DI, IO, 1.89%, 5/20/67(WAC)	2,296,238	200,154
Ser. 15-H25, Class EI, IO, 1.857%, 10/20/65(WAC)	2,280,472	164,194
FRB Ser. 15-H08, Class CI, IO, 1.791%, 3/20/65(WAC)	1,439,547	91,267
Ser. 15-H23, Class BI, IO, 1.75%, 9/20/65(WAC)	3,112,419	206,353
Ser. 16-H03, Class AI, IO, 1.732%, 1/20/66(WAC)	2,297,608	158,838
Ser. 16-H10, Class AI, IO, 1.718%, 4/20/66(WAC)	4,409,402	241,926
Ser. 16-H24, Class CI, IO, 1.697%, 10/20/66(WAC)	2,052,367	130,120
Ser. 16-H14, IO, 1.683%, 6/20/66(WAC)	1,622,883	95,990
Ser. 13-H08, Class CI, IO, 1.625%, 2/20/63(WAC)	3,022,709	122,117
Ser. 15-H25, Class AI, IO, 1.612%, 9/20/65(WAC)	4,345,186	275,485
Ser. 16-H06, Class CI, IO, 1.61%, 2/20/66(WAC)	4,608,326	240,601
Ser. 14-H21, Class BI, IO, 1.532%, 10/20/64(WAC)	2,669,287	148,145
Ser. 16-H02, Class HI, IO, 1.529%, 1/20/66(WAC)	3,162,418	193,856
Ser. 17-H08, Class NI, IO, 1.489%, 3/20/67(WAC)	3,163,975	268,305
Ser. 18-H05, Class BI, IO, 0.914%, 2/20/68(WAC)	3,037,296	309,424
Ser. 18-H05, Class AI, IO, 0.903%, 2/20/68(WAC)	2,486,698	253,332
Ser. 15-H26, Class CI, IO, 0.486%, 8/20/65(WAC)	4,041,969	53,758
Ser. 06-36, Class OD, PO, zero %, 7/16/36	897	807

		36,358,975
Commercial mortgage-backed securities (7.1%)
BANK 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	278,000	238,134
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.432%, 1/12/45(WAC)	997,000	815,048
Ser. 05-PWR7, Class B, 4.965%, 2/11/41(WAC)	264,444	263,122
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 07-T28, Class D, 5.165%, 9/11/42(WAC)	275,000	87,725
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.758%, 12/15/47(WAC)	326,000	317,650
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	822,000	764,333
COMM Mortgage Trust FRB Ser. 14-CR16, Class C, 4.907%, 4/10/47(WAC)	244,000	259,743
COMM Mortgage Trust 144A
FRB Ser. 14-UBS3, Class D, 4.769%, 6/10/47(WAC)	216,000	217,547
FRB Ser. 12-CR3, Class E, 4.751%, 10/15/45(WAC)	251,000	115,952
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	700,000	214,525
FRB Ser. 13-CR9, Class D, 4.243%, 7/10/45(WAC)	452,000	246,888
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.685%, 12/15/39(WAC)	823,388	8
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 5.719%, 9/15/39(WAC)	9,206	9,196
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.764%, 4/15/50(WAC)	307,000	218,635
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.403%, 2/10/46(WAC)	224,000	201,107
Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	195,000	201,509
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	675,000	418,155
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.806%, 2/15/47(WAC)	987,000	473,475
FRB Ser. C14, Class D, 4.702%, 8/15/46(WAC)	350,000	239,748
FRB Ser. 14-C18, Class E, 4.306%, 2/15/47(WAC)	381,000	160,709
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	656,000	324,957
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	291,000	278,427
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.168%, 4/15/46(WAC)	408,000	321,018
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 5.947%, 2/12/51(WAC)	403,000	60,450
FRB Ser. 11-C3, Class F, 5.789%, 2/15/46(WAC)	401,000	92,930
FRB Ser. 11-C4, Class C, 5.419%, 7/15/46(WAC)	188,000	187,230
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	715,000	464,561
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.704%, 12/15/49(WAC)	11,396	—
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.353%, 8/15/46(WAC)	750,000	67,500
FRB Ser. 15-C23, Class D, 4.145%, 7/15/50(WAC)	237,000	232,897
FRB Ser. 13-C10, Class D, 4.082%, 7/15/46(WAC)	478,000	227,359
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	224,324
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	153,035	41,781
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	238,712	235,063
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 20-01, Class M10, (1 Month US LIBOR + 3.75%), 3.859%, 3/25/50	577,000	595,270
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	472,775	5
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	490,000	129,127
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	422,000	430,529
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.274%, 7/15/46(WAC)	649,000	324,414
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	191,063
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	1,331,000	372,680
FRB Ser. 12-C7, Class E, 4.808%, 6/15/45(WAC)	875,000	437,500
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	2,626,000	1,257,977
FRB Ser. 13-C15, Class D, 4.465%, 8/15/46(WAC)	1,231,000	560,529
FRB Ser. 12-C10, Class D, 4.427%, 12/15/45(WAC)	1,152,000	603,674

		13,124,474
Residential mortgage-backed securities (non-agency) (11.2%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 2.613%, 11/27/36(WAC)	365,373	292,298
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 2.548%, 10/25/35(WAC)	237,425	210,000
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 4.859%, 10/25/27 (Bermuda)	220,000	222,284
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.298%, 11/25/47	169,842	134,998
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.459%, 3/25/37	693,832	640,203
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.289%, 6/25/46(WAC)	711,874	648,304
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%), 1.759%, 9/25/35	186,967	174,553
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.199%, 6/25/46	262,308	237,051
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 0.771%, 11/20/35	234,450	215,330
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.38%), 0.489%, 8/25/46	182,289	161,085
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.38%), 0.489%, 8/25/46	252,073	231,724
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.489%, 8/25/46	1,202,591	1,065,376
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 0.319%, 4/25/47	117,474	87,016
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.38%), 0.489%, 12/25/36	349,382	181,596
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.109%, 7/25/28	1,023,109	1,155,597
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.459%, 4/25/28	518,749	606,133
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 8.909%, 3/25/28	324,245	350,075
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.659%, 12/25/27	417,541	449,517
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.259%, 11/25/28	502,388	523,694
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M3, (1 Month US LIBOR + 4.50%), 4.609%, 2/25/24	232,050	231,615
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (1 Month US LIBOR + 3.55%), 3.659%, 8/25/29	426,387	437,192
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.109%, 10/25/48	168,000	191,309
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.618%, 3/25/49	152,000	169,705
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.118%, 8/25/50	135,000	154,238
Structured Agency Credit Risk Debt FRN Ser. 20-DNA3, Class B2, (1 Month US LIBOR + 9.35%), 9.459%, 6/25/50	237,000	276,401
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.268%, 7/25/49	104,000	107,332
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.859%, 9/25/48	389,000	396,273
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	253,000	264,803
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.359%, 10/25/48	163,000	165,241
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.218%, 3/25/50	206,000	207,996
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.759%, 1/25/49	220,787	222,034
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.568%, 3/25/49	88,620	88,730
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.409%, 10/25/48	110,600	110,494
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.359%, 9/25/28	969,000	1,187,630
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.859%, 10/25/28	496,826	600,947
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.859%, 8/25/28	271,568	326,037
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.859%, 1/25/29	89,670	103,097
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.009%, 10/25/28	517,774	547,566
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.809%, 4/25/28	642,316	681,324
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.659%, 4/25/28	75,561	79,609
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.609%, 9/25/29	405,000	436,000
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.109%, 7/25/25	44,293	44,823
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 4.959%, 10/25/29	407,000	434,057
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.609%, 12/25/30	451,000	465,916
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.559%, 5/25/30	22,000	22,640
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.559%, 2/25/30	30,000	30,750
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.359%, 1/25/31	620,000	629,746
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.109%, 5/25/25	15,189	15,355
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.109%, 5/25/25	18,966	19,154
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 3.659%, 7/25/30	120,000	119,400
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.109%, 10/25/29	669,111	682,997
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 2.959%, 11/25/29	201,963	204,159
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.209%, 9/25/31	505,000	511,680
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.759%, 2/25/40	276,000	276,285
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.359%, 1/25/40	155,000	147,243
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.36%), 0.469%, 5/25/36	559,488	197,495
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.419%, 5/25/37	180,199	151,102
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.37%, 5/19/35	199,914	100,620
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.318%, 6/25/37	248,385	130,320
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 0.648%, 2/26/37	233,005	219,267
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 0.904%, 8/25/35	79,092	77,593
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 5.859%, 4/25/27 (Bermuda)	280,000	283,626
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO10, Class A1, (1 Month US LIBOR + 0.16%), 0.429%, 1/25/37	323,650	310,821
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.289%, 1/25/37	279,976	266,794
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	202,000	214,956
WaMu Asset-Backed Certificates Trust FRB Ser. 07-HE4, Class 1A, (1 Month US LIBOR + 0.17%), 0.279%, 7/25/47	140,050	116,258
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.70%), 0.818%, 12/25/45	475,814	466,236

		20,711,700

Total mortgage-backed securities (cost $77,947,620)		$70,195,149

CORPORATE BONDS AND NOTES (18.2%)(a)
		Principal amount	Value
Basic materials (1.3%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$102,000	$110,160
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		34,000	34,935
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		69,000	70,553
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		95,000	103,520
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		40,000	41,900
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		74,000	79,365
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29		95,000	90,815
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		140,000	149,800
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		48,000	49,620
Core & Main LP 144A sr. unsec. notes 6.125%, 8/15/25		85,000	87,239
FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. bonds 4.375%, 4/1/31 (Australia)		95,000	96,781
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		50,000	54,411
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		50,000	53,038
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		20,000	24,013
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		170,000	174,879
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		126,000	132,773
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		25,000	26,688
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)		40,000	41,350
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		50,000	48,375
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd Co-Issuer, LL 144A sr. notes 6.00%, 9/15/28 (Canada)		20,000	20,650
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		125,000	121,563
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		30,000	31,125
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		56,000	57,400
Mercer International, Inc. 144A sr. unsec. notes 5.125%, 2/1/29 (Canada)		55,000	56,980
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		40,000	41,872
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		21,000	21,632
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)		85,000	86,530
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		95,000	97,969
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		118,000	123,089
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25		15,000	16,088
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		70,000	70,088
U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes 5.125%, 3/1/29		35,000	36,050
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		82,000	89,995
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27		65,000	67,288

			2,408,534
Capital goods (1.5%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		45,000	43,594
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6.875%, 7/1/28		10,000	10,484
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		75,000	79,594
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		215,000	220,708
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		65,000	69,531
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		35,000	37,157
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		65,000	68,575
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		111,000	133,616
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		40,000	38,700
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		95,000	100,106
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		125,000	135,938
MasTec, Inc. 144A company guaranty sr. unsec. notes 4.50%, 8/15/28		41,000	42,538
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27		40,000	43,485
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		102,000	108,328
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		100,000	107,676
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		139,000	140,390
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		125,000	127,538
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		95,000	96,663
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		210,000	221,550
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		132,000	141,358
Tenneco, Inc. 144A company guaranty sr. notes 5.125%, 4/15/29		73,000	71,974
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		50,000	51,760
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27		123,000	127,151
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		311,000	329,629
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		65,000	64,011
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		105,000	107,494
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		50,000	55,950
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		50,000	54,675

			2,830,173
Communication services (1.6%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		688,000	737,880
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32		70,000	70,875
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		50,000	50,960
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		166,000	175,570
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		68,000	69,363
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		98,000	105,718
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		162,000	169,541
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		75,000	79,500
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		85,000	89,650
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		29,000	29,870
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		100,000	102,917
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		45,000	43,594
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		36,000	38,475
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		216,000	272,370
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		105,000	128,618
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		93,000	106,253
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		105,000	107,636
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		65,000	62,823
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		16,000	16,962
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		45,000	43,697
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		116,000	123,963
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		45,000	46,041
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30		40,000	43,589
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27		55,000	60,117
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		60,000	63,413
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	100,000	144,073
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27		$20,000	19,680

			3,003,148
Consumer cyclicals (4.0%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		45,000	45,000
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		85,000	88,188
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		50,000	52,059
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		45,000	45,865
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		45,000	46,969
Carnival Corp. 144A sr. notes 11.50%, 4/1/23		45,000	51,581
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		45,000	47,138
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		85,000	86,594
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		65,000	64,607
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		20,000	21,900
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		65,000	65,426
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		5,000	5,206
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		245,000	245,000
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		120,000	86,371
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		79,000	41,475
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		90,000	93,548
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		50,000	51,688
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		125,000	151,389
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25		35,000	39,200
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23		62,000	70,815
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		35,000	34,563
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28		20,000	20,625
Gray Television, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/15/30		50,000	49,563
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		103,000	111,884
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		40,000	42,325
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		90,000	95,481
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		73,000	76,194
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		24,000	25,470
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		222,931	238,258
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		45,000	50,400
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		160,000	166,200
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		79,000	80,580
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		52,000	53,771
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		28,000	28,350
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		26,000	27,625
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		109,000	123,988
L Brands, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		85,000	101,302
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25		25,000	27,780
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		20,000	24,900
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		45,000	50,991
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	100,000	111,092
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$47,000	45,355
LHMC Finco SARL sr. notes Ser. REGS, 6.25%, 12/20/23 (Luxembourg)	EUR	100,000	118,820
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		$129,000	132,790
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		90,000	92,869
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		27,000	27,478
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		49,000	50,891
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		50,000	55,439
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		35,000	37,144
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		70,000	73,238
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		105,000	104,294
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		63,000	69,163
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		155,000	156,829
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	20,649
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		116,000	118,465
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25		90,000	96,525
MPH Acquisition Holdings, LLC 144A company guaranty sr. unsec. notes 5.75%, 11/1/28		45,000	44,127
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		53,000	54,989
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29(FWC)		70,000	71,785
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28		45,000	45,474
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		140,000	147,173
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		149,000	152,353
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		65,000	68,331
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25		80,000	90,532
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		29,000	27,913
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		135,000	144,113
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		45,000	43,650
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		95,000	98,894
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		9,000	12,656
QVC, Inc. company guaranty sr. notes 4.375%, 9/1/28		85,000	85,674
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		232,000	276,660
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		55,000	56,964
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26		85,000	91,163
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		141,000	145,364
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		20,000	20,800
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		80,000	78,000
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		45,000	43,313
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		40,000	43,250
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		118,000	123,310
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		95,000	102,811
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		50,000	52,750
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		75,000	71,063
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	10,366
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		95,000	94,525
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		105,000	111,563
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		40,000	44,062
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28		50,000	55,261
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		54,000	59,130
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		95,000	101,453
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		31,000	31,310
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		10,000	10,353
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		50,000	51,000
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		20,000	20,500
WMG Acquisition Corp. 144A company guaranty sr. bonds 3.00%, 2/15/31		59,000	56,068
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		87,000	88,196
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25		60,000	63,900
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		126,000	131,859
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		115,000	117,703
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		30,000	32,523

			7,414,194
Consumer staples (1.2%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		65,000	62,725
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		63,000	63,297
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		80,000	80,400
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		30,000	30,840
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25		30,000	31,875
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		15,000	14,813
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		180,000	181,800
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		50,000	53,823
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		115,000	118,517
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		129,000	148,429
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		99,000	104,380
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		14,000	15,314
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		70,000	75,195
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		130,000	134,550
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	100,000	117,819
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		$105,000	105,295
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		73,000	76,468
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28		50,000	51,088
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		50,000	62,000
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		30,000	34,107
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		150,000	181,435
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		30,000	34,546
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		55,000	60,706
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		85,000	93,998
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28		80,000	83,887
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		48,000	51,912
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		45,000	43,267
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		45,000	47,579
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		20,000	21,900

			2,181,965
Energy (2.9%)
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		10,000	11,025
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		52,000	50,830
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		30,000	30,750
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		32,000	31,904
Callon Petroleum Co. company guaranty sr. unsec. unsub. notes 6.25%, 4/15/23		70,000	62,300
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		35,000	35,503
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		75,000	93,938
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		105,000	109,988
Cheniere Energy Partners LP 144A company guaranty sr. unsec. bonds 4.00%, 3/1/31		75,000	76,313
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		18,000	18,675
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		25,000	24,938
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		92,000	97,157
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		86,000	89,070
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		95,000	107,337
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		45,000	48,713
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		44,000	48,950
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		45,000	60,975
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		35,000	40,291
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. 144A sr. unsec. notes 7.75%, 12/15/25		108,000	115,314
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		166,000	175,349
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		95,000	101,530
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		13,000	11,505
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		85,000	82,193
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		10,000	10,700
Global Partners LP/GLP Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		15,000	16,099
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		90,000	90,990
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		168,000	173,615
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		144,000	145,843
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		85,000	87,801
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		56,689	58,106
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24		21,000	23,074
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)		51,000	52,530
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		25,000	25,688
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		115,000	126,974
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		35,000	44,467
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		60,000	72,541
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		200,000	207,800
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		285,000	301,802
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		432,000	477,360
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		169,000	186,323
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		323,000	340,377
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		35,000	38,675
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		1,138,000	48,365
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		297,000	12,623
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)		311,000	290,008
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		70,000	73,088
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		69,000	74,175
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		130,000	120,250
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		20,000	18,750
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		20,000	18,480
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		74,000	72,520
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		25,000	28,125
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		106,000	102,820
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		30,000	33,051
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30		30,000	31,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		56,000	58,310
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		33,350	31,349
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		70,000	64,702
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		42,000	43,076
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		30,000	31,200
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30		23,000	24,766
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28		97,000	106,913
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		53,000	56,473

			5,345,857
Financials (2.5%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		85,000	88,931
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		25,000	25,228
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		285,000	396,638
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		9,000	12,462
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	100,000	119,848
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		$50,000	55,500
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		80,000	86,800
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		65,000	73,206
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		85,000	97,899
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)		190,000	213,230
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		35,000	35,700
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		45,000	46,631
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		95,000	98,444
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		15,000	15,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		87,000	91,133
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.375%, 2/1/29		113,000	110,425
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	227,000
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		75,000	76,313
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		120,000	124,849
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		102,000	102,704
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)		980,000	950,600
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		130,000	130,000
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		95,000	93,575
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		25,000	25,938
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		77,000	77,312
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30		30,000	29,481
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		90,000	93,290
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		85,000	87,125
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		160,000	159,610
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		35,000	39,761
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		40,000	44,312
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		50,000	57,668
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		17,000	19,336
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		100,000	106,375
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		120,000	124,594
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 2.188%, perpetual maturity (Netherlands)	EUR	94,525	143,550
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		$65,000	65,975
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		300,000	318,000

			4,664,743
Health care (1.4%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		115,000	127,650
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		85,000	94,881
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		45,000	48,850
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		70,000	74,288
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		150,000	153,780
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29		40,000	39,500
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		45,000	44,925
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		205,000	220,888
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		75,000	79,118
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		68,000	71,108
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		45,000	45,619
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		45,000	45,000
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		10,000	10,575
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		35,000	36,575
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		85,000	77,369
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		105,000	119,044
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)		40,000	40,400
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		45,000	46,575
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		95,000	107,113
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		44,000	43,780
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		50,000	50,250
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		130,000	139,516
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		35,000	34,162
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		55,000	55,921
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		25,000	26,992
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		195,000	203,912
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		280,000	291,021
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		200,000	213,000

			2,541,812
Technology (0.9%)
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		60,000	63,358
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		30,000	30,938
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		45,000	43,997
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		182,000	215,369
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		71,000	73,086
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24		85,000	86,828
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25		43,000	47,891
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		27,000	28,828
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25		75,000	78,346
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		234,000	234,991
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29		127,000	124,778
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31		45,000	44,095
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		101,000	107,060
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		40,000	42,250
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		70,000	68,950
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		135,000	137,884
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		95,000	96,171
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		33,000	36,381

			1,561,201
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		95,000	101,251
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		95,000	99,038
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		140,000	152,162

			352,451
Utilities and power (0.7%)
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25		30,000	31,826
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		43,000	41,769
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		24,000	23,723
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		35,000	35,088
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		44,000	45,313
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		75,000	75,630
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		10,000	9,743
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		290,000	358,489
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		23,000	23,920
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		45,000	48,861
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		70,000	74,854
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		40,000	42,800
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		90,000	92,671
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		25,000	26,056
PG&E Corp. sr. sub. notes 5.00%, 7/1/28		85,000	89,800
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)		119,000	95
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		40,000	42,248
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		11,000	11,510
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		56,000	58,205
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		129,000	133,676

			1,266,277

Total corporate bonds and notes (cost $32,975,540)			$33,570,355

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (11.1%)(a)
		Principal amount	Value
Argentina (Republic of) 144A sr. unsec. notes 3.00%, 2/1/29 (Argentina)		$288,948	$163,259
Bahrain (Kingdom of) 144A sr. unsec. notes 7.375%, 5/14/30 (Bahrain)		750,000	832,495
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina) (In default)(NON)		215,000	79,383
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina) (In default)(NON)		390,000	146,147
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/22 (Argentina) (In default)(NON)		260,000	104,672
Chile (Republic of) sr. unsec. unsub. bonds 3.50%, 1/25/50 (Chile)		250,000	254,018
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 3.00%, 6/1/27 (Argentina)		483,736	284,415
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		260,000	280,800
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.875%, 1/30/60 (Dominican Republic)		485,000	463,903
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		86,667	86,883
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		360,000	435,600
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		390,000	434,850
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		270,000	296,325
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		250,000	252,500
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		700,000	692,104
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		200,000	211,248
Egypt (Arab Republic of) 144A sr. unsec. bonds 8.875%, 5/29/50 (Egypt)		340,000	346,706
Egypt (Arab Republic of) 144A sr. unsec. bonds 7.053%, 1/15/32 (Egypt)		380,000	374,561
Egypt (Arab Republic of) 144A sr. unsec. bonds 5.875%, 2/16/31 (Egypt)		610,000	571,021
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%, 5/29/24 (Egypt)		285,000	298,788
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 1/18/27 (El Salvador)		118,000	116,702
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		250,000	250,000
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.95%, 3/26/51 (Ghana)		650,000	611,000
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%, 3/26/32 (Ghana)		720,000	693,900
Ghana (Republic of) 144A sr. unsec. notes 7.75%, 4/7/29 (Ghana)		480,000	475,200
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		1,285,000	1,308,160
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		1,045,000	1,182,167
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		133,000	176,886
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		220,000	246,406
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		1,390,000	1,421,275
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)		586,764	585,297
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	250,000	302,413
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		$275,000	293,563
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	245,000	296,189
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		$211,000	289,070
Kenya (Republic of) sr. unsec. notes Ser. REGS, 7.00%, 5/22/27 (Kenya)		240,000	255,000
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		260,000	286,000
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		664,000	763,607
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		200,000	213,001
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		1,490,000	1,415,500
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		1,240,000	1,233,800
South Africa (Republic of) sr. unsec. unsub. bonds 6.30%, 6/22/48 (South Africa)		240,000	235,050
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)		320,000	320,400
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		265,000	26,500
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		576,000	57,600
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		134,000	13,400
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		932,000	93,200
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		600,000	671,186

Total foreign government and agency bonds and notes (cost $21,215,140)			$20,442,150

CONVERTIBLE BONDS AND NOTES (7.8%)(a)
	Principal amount	Value
Capital goods (0.1%)
Middleby Corp. (The) 144A cv. sr. unsec. unsub. notes 1.00%, 9/1/25	$131,000	$184,628

		184,628
Communication services (0.3%)
Cable One, Inc. 144A company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	138,000	139,035
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	247,000	237,441
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	30,000	38,195
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	61,000	70,577
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	151,000	156,587

		641,835
Consumer cyclicals (1.5%)
Alarm.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	90,000	83,475
Booking Holdings, Inc. 144A cv. sr. unsec. notes 0.75%, 5/1/25	200,000	294,000
Burlington Stores, Inc. 144A cv. sr. unsec. notes 2.25%, 4/15/25	148,000	222,278
Carnival Corp. 144A cv. company guaranty notes 5.75%, 4/1/23	8,000	22,448
Cinemark Holdings, Inc. 144A cv. sr. unsec. notes 4.50%, 8/15/25	40,000	66,650
DraftKings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 3/15/28	134,000	132,593
Expedia Group, Inc. 144A company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	141,000	153,902
Ford Motor Co. 144A cv. sr. unsec. notes zero %, 3/15/26	177,000	178,770
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23	105,000	153,090
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	16,000	15,277
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	79,000	100,172
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	153,000	213,726
National Vision Holdings, Inc. 144A cv. sr. unsec. notes 2.50%, 5/15/25	88,000	137,830
NCL Corp, Ltd. 144A cv. company guaranty notes 5.375%, 8/1/25	121,000	209,391
Penn National Gaming, Inc. cv. sr. unsec. notes 2.75%, 5/15/26	4,000	18,040
RH cv. sr. unsec. notes zero %, 9/15/24 (acquired 11/13/19, cost $10,265)(RES)	10,000	28,222
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes 2.875%, 11/15/23	226,000	293,574
Sabre GLBL, Inc. 144A cv. company guaranty sr. unsec. notes 4.00%, 4/15/25	18,000	37,386
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes zero %, 12/15/25	85,000	106,301
Square, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 11/1/27	66,000	74,539
Square, Inc. 144A cv. sr. unsec. sub. notes zero %, 5/1/26	66,000	73,550
Vail Resorts, Inc. 144A cv. sr. unsec. sub. notes zero %, 1/1/26	112,000	114,605
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	66,000	91,410

		2,821,229
Consumer staples (0.4%)
Airbnb, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	136,000	141,984
Bloomin' Brands, Inc. 144A cv. sr. unsec. notes 5.00%, 5/1/25	9,000	21,724
Chegg, Inc. 144A cv. sr. unsec. notes zero %, 9/1/26	89,000	95,675
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 9/1/27	89,000	116,423
Lyft, Inc. 144A cv. sr. unsec. notes 1.50%, 5/15/25	108,000	191,160
Shake Shack, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	70,000	69,606
Uber Technologies, Inc. 144A cv. sr. unsec. notes zero %, 12/15/25	69,000	72,493
Wayfair, Inc. 144A cv. sr. unsec. notes 0.625%, 10/1/25	111,000	118,493

		827,558
Energy (0.4%)
Enphase energy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	133,000	122,689
Pioneer Natural Resources Co. 144A cv. sr. unsec. notes 0.25%, 5/15/25	199,000	311,634
SolarEdge Technologies, Inc. 144A cv. sr. unsec. notes zero %, 9/15/25 (Israel)	57,000	72,789
Sunrun, Inc. 144A cv. sr. unsec. notes zero %, 2/1/26	78,000	70,058
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	83,000	62,109

		639,279
Financials (0.3%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	87,000	89,071
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	70,000	75,995
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)	77,000	108,859
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	87,000	96,353
LendingTree, Inc. 144A cv. sr. unsec. notes 0.50%, 7/15/25	77,000	69,829
Redfin Corp. 144A cv. sr. unsec. notes zero %, 10/15/25	105,000	122,784

		562,891
Health care (1.3%)
1Life Healthcare, Inc. 144A cv. sr. unsec. notes 3.00%, 6/15/25	95,000	113,345
BioMarin Pharmaceutical, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 5/15/27	73,000	71,584
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	75,000	117,234
DexCom, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 11/15/25	112,000	109,970
Envista Holdings Corp. 144A cv. sr. unsec. notes 2.375%, 6/1/25	24,000	49,111
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	253,000	345,978
Guardant Health, Inc. 144A cv. sr. unsec. sub. notes zero %, 11/15/27	137,000	175,703
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes 0.25%, 3/1/27	133,000	121,113
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	94,000	124,912
Integra LifeSciences Holdings Corp. cv. sr. unsec. notes 0.50%, 8/15/25 (acquired various dates between 2/5/20 and 11/10/20, cost $87,714)(RES)	88,000	97,847
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	62,000	69,982
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 0.75%, 6/15/24	62,000	68,081
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	122,000	131,836
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28	94,000	94,575
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	35,000	47,053
Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21	41,000	59,844
Novocure, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25 (Jersey)	52,000	57,558
Omnicell, Inc. 144A cv. sr. unsec. notes 0.25%, 9/15/25	57,000	81,225
Pacira Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/25	110,000	133,243
Revance Therapeutics, Inc. cv. sr. unsec. notes 1.75%, 2/15/27 (acquired 7/27/20, cost $59,803)(RES)	60,000	67,239
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	51,000	55,876
Teladoc Health, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 6/1/27	86,000	95,572

		2,288,881
Technology (2.8%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	252,000	273,263
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	92,000	111,263
Bentley Systems, Inc. 144A cv. sr. unsec. notes 0.125%, 1/15/26	75,000	77,517
Bill.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/25	124,000	147,560
Blackline, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	145,000	140,741
Box, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	85,000	96,209
Ceridian HCM Holding, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/26	138,000	132,825
Coupa Software, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	133,000	150,290
Cree, Inc. 144A cv. sr. unsec. unsub. notes 1.75%, 5/1/26	16,000	37,790
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)	72,000	77,623
Datadog, Inc. 144A cv. sr. unsec. notes 0.125%, 6/15/25	102,000	120,424
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25	75,000	74,718
Everbridge, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	97,000	94,575
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25	68,000	90,780
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	86,000	96,750
HubSpot, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	43,000	73,826
Inphi Corp. 144A cv. sr. unsec. notes 0.75%, 4/15/25	79,000	120,129
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	74,000	86,719
LivePerson, Inc. 144A cv. sr. unsec. notes zero %, 12/15/26	72,000	72,540
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	215,000	250,067
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	19,000	43,225
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	10,000	22,760
Okta, Inc. 144A cv. sr. unsec. notes 0.375%, 6/15/26	118,000	137,618
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	64,000	132,680
Palo Alto Networks, Inc. 144A cv. sr. unsec. notes 0.375%, 6/1/25	424,000	523,640
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25 (acquired 2/20/20 and 4/28/20, cost $57,177)(RES)	58,000	63,293
Proofpoint, Inc. cv. sr. unsec. notes 0.25%, 8/15/24	112,000	119,490
Q2 Holdings, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/1/26	49,000	63,852
Rapid7, Inc. 144A cv. sr. unsec. notes 2.25%, 5/1/25	52,000	73,679
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25 (acquired 2/28/20 and 4/6/20, cost $132,921)(RES)	134,000	146,814
Silicon Laboratories, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	60,000	78,678
Snap, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/26	8,000	18,865
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%, 6/15/27	271,000	256,942
Synaptics, Inc. cv. sr. unsec. notes 0.50%, 6/15/22	26,000	47,905
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23	7,000	33,551
Twitter, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	322,000	304,290
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	90,000	118,406
Zendesk, Inc. 144A cv. sr. unsec. notes 0.625%, 6/15/25	158,000	218,135
Zscaler, Inc. 144A cv. sr. unsec. notes 0.125%, 7/1/25	134,000	178,622
Zynga, Inc. 144A cv. sr. unsec. unsub. notes zero %, 12/15/26	180,000	190,913

		5,098,967
Transportation (0.6%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	63,000	70,403
American Airlines Group, Inc. cv. company guaranty notes 6.50%, 7/1/25	184,000	316,020
JetBlue Airways Corp. 144A cv. sr. unsec. notes 0.50%, 4/1/26	121,000	132,955
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	303,000	520,213

		1,039,591
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	102,000	109,331
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	103,000	119,978

		229,309

Total convertible bonds and notes (cost $12,697,798)		$14,334,168

PURCHASED SWAP OPTIONS OUTSTANDING (3.6%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
(1.185)/3 month USD-LIBOR-BBA/Dec-25	Dec-23/1.185		$15,045,100	$223,269
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485		15,045,100	11,735
Barclays Bank PLC
(1.08)/3 month USD-LIBOR-BBA/Jun-26 (United Kingdom)	Jun-21/1.08		55,220,300	474,895
Citibank, N.A.
(2.023)/3 month USD-LIBOR-BBA/Jun-51	Jun-21/2.023		974,900	58,250
(1.736)/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.736		4,042,800	39,539
1.736/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.736		4,042,800	20,376
(0.271)/3 month USD-LIBOR-BBA/Jun-23	Jun-21/0.271		11,699,000	18,952
0.915/3 month USD-LIBOR-BBA/Jul-31	Jul-21/0.915		3,722,800	782
1.13/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.13		9,754,700	195
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		2,141,800	161,856
(1.62)/3 month USD-LIBOR-BBA/Aug-31	Aug-21/1.62		3,637,700	117,170
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		2,141,800	105,269
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		3,737,500	90,074
1.065/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.065		7,445,600	7
JPMorgan Chase Bank N.A.
(1.167)/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.167		39,514,300	2,295,386
(1.81)/3 month USD-LIBOR-BBA/Jun-31	Jun-21/1.81		37,923,800	594,645
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	167,286
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	163,041
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	143,067
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	139,512
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		2,490,200	425,924
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		2,490,200	420,620
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		2,490,200	351,218
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		2,817,200	278,593
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		2,817,200	55,245
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		1,601,800	1,474
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		399,000	129,631
UBS AG
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	4,016,900	96,803
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	4,016,900	81,869

Total purchased swap options outstanding (cost $4,307,446)				$6,666,683

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	May-21/$102.78	$9,000,000	$9,000,000	$32,544
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	May-21/99.97	44,000,000	44,000,000	224,004

Total purchased options outstanding (cost $317,188)				$256,548

SENIOR LOANS (2.1%)(a)(c)
	Principal amount	Value
Basic materials (0.3%)
Alpha 3 BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 3/5/28	$55,000	$54,794
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.109%, 9/6/24	16,485	16,387
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.703%, 3/1/26	67,039	66,452
PQ Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.462%, 2/7/27	15,093	14,969
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.69%, 6/26/26	70,000	70,029
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.19%, 6/26/25	117,630	117,189
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.365%, 5/31/26	115,000	114,353
W.R. Grace & Co./CT bank term loan FRN Ser. B3, (1 Month US LIBOR + 2.00%), 2.107%, 3/30/28	110,000	109,175

		563,348
Capital goods (0.4%)
American Axle and Manufacturing, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 4/6/24	20,794	20,630
Berry Global Group, Inc. bank term loan FRN Ser. BZ, (BBA LIBOR USD 3 Month + 1.75%), 1.898%, 7/1/26	99,750	98,784
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.443%, 4/3/24	110,884	108,290
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 3/29/25	54,725	54,629
Gates Global, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 3.50%, 3/31/27	49,875	49,719
Harsco Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.75%, 3/5/28	80,000	79,300
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.267%, 3/28/25	96,993	94,952
Vertical US Newco, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.478%, 7/31/27	39,800	39,850
Vertiv Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.869%, 3/2/27	293,046	290,756

		836,910
Communication services (0.1%)
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 3.109%, 11/3/24	96,038	95,617
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 8.00%, 11/27/23	55,000	55,802
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 3.109%, 3/9/27	48,993	48,556

		199,975
Consumer cyclicals (0.6%)
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	74,813	74,615
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.712%, 8/21/26	68,950	66,217
Cornerstone Building Brands, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.25%), 3.449%, 4/12/28	80,000	79,650
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	64,304	64,207
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.36%, 8/24/26	78,800	55,094
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/30/26	68,707	68,682
Golden Nugget, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 10/4/23	72,417	71,241
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	69,475	68,476
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.109%, 5/1/26	9,651	9,529
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.62%, 11/6/24	198,760	198,611
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	75,000	64,313
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	22,209	20,793
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 2.859%, 8/14/24	58,937	57,721
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.609%, 12/17/26	99,840	98,857
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	86,416	85,768

		1,083,774
Consumer staples (0.2%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	134,218	133,715
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	159,866	157,143
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	34,913	34,800
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.953%, 2/5/25	83,283	82,539

		408,197
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 4/25/25	34,563	34,523

		34,523
Health care (0.3%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.865%, 2/4/27	53,399	52,646
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.859%, 10/10/25	84,784	72,855
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/25	194,513	193,783
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.359%, 6/30/25	104,976	104,746
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 4/29/25	84,712	85,983

		510,013
Technology (0.1%)
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	74,625	74,368
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	75,000	74,944

		149,312
Transportation (0.1%)
Aadvantage Loyalty LP, Ltd. bank term loan FRN (1 Month US LIBOR + 4.75%), 5.50%, 3/10/28 (Cayman Islands)	45,000	45,988
Genesee & Wyoming, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 2.203%, 11/5/26	54,450	54,246

		100,234

Total senior loans (cost $3,893,937)		$3,886,286

ASSET-BACKED SECURITIES (1.5%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.088%, 7/25/24	$495,000	$495,000
CarMax Auto Owner Trust Ser. 20-2, Class D, 6.87%, 5/17/27	574,000	640,848
Mello Warehouse Securitization Trust 144A FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.909%, 6/25/52	135,000	134,916
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.456%, 4/23/23	123,000	122,991
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M4, 5.682%, 11/25/29(WAC)	425,000	424,303
RMF Buyout Issuance Trust 144A Ser. 20-2, Class M3, 4.571%, 6/25/30(WAC)	158,000	159,517
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.857%, 9/7/21	266,000	266,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.259%, 6/25/51	473,000	473,000

Total asset-backed securities (cost $2,648,987)		$2,716,575

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	6,980	$177,850

Total preferred stocks (cost $175,813)		$177,850

COMMON STOCKS (0.1%)(a)
	Shares	Value
Advanz Pharma Corp., Ltd. (Canada)(NON)	430	$7,310
CHC Group, LLC (Units)(NON)	5,182	104
iHeartMedia, Inc. Class A(NON)	5,164	93,726
MWO Holdings, LLC (Units)(F)	98	250
Oasis Petroleum, Inc.	313	18,589
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	10,369	10,887
Tribune Media Co. Class 1C	55,356	5,536

Total common stocks (cost $377,597)		$136,402

SHORT-TERM INVESTMENTS (27.4%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.09%(AFF)	Shares	35,551,558	$35,551,558
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(P)	Shares	240,000	240,000
U.S. Treasury Bills 0.088%, 5/6/21(SEGSF)		$1,406,000	1,405,976
U.S. Treasury Bills 0.082%, 5/13/21(SEG)(SEGSF)(SEGCCS)		1,900,000	1,899,950
U.S. Treasury Bills 0.080%, 4/15/21(SEG)(SEGSF)		1,300,000	1,299,992
U.S. Treasury Bills 0.056%, 5/25/21(SEGSF)		4,200,000	4,199,890
U.S. Treasury Bills 0.051%, 6/3/21(SEGSF)(SEGCCS)		300,000	299,991
U.S. Treasury Bills 0.039%, 6/10/21(SEGSF)(SEGCCS)		500,000	499,984
U.S. Treasury Bills zero%, 7/29/21(i)		181,000	180,982
U.S. Treasury Bills zero%, 5/20/21(i)		584,000	584,000
U.S. Treasury Cash Management Bills 0.040%, 6/1/21(SEGSF)(SEGCCS)		1,500,000	1,499,962
U.S. Treasury Cash Management Bills 0.025%, 7/20/21(SEG)(SEGSF)(SEGCCS)		500,000	499,973
U.S. Treasury Cash Management Bills 0.022%, 6/29/21(SEGSF)(SEGCCS)		700,000	699,983
U.S. Treasury Cash Management Bills 0.016%, 7/27/21(SEGCCS)		700,000	699,955
U.S. Treasury Cash Management Bills 0.010%, 7/6/21(SEGSF)(SEGCCS)		1,100,000	1,099,961

Total short-term investments (cost $50,661,552)			$50,662,157
TOTAL INVESTMENTS

Total investments (cost $353,607,001)			$349,022,825

	FORWARD CURRENCY CONTRACTS at 3/31/21 (aggregate face value $129,481,336) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	4/21/21	$1,124,467	$1,129,079	$4,612
		Canadian Dollar	Buy	4/21/21	275,497	277,710	(2,213)
		Euro	Buy	6/16/21	1,785,525	1,809,309	(23,784)
		Hong Kong Dollar	Sell	5/20/21	882,533	885,138	2,605
		Japanese Yen	Buy	5/19/21	1,124,215	1,186,271	(62,056)
		New Zealand Dollar	Sell	4/21/21	337,949	351,224	13,275
		Norwegian Krone	Buy	6/16/21	312,984	314,865	(1,881)
		Swiss Franc	Buy	6/16/21	382,900	385,553	(2,653)
	Barclays Bank PLC
		British Pound	Sell	6/16/21	217,314	220,472	3,158
		Canadian Dollar	Sell	4/21/21	310,590	307,989	(2,601)
		Euro	Sell	6/16/21	3,011,539	3,052,254	40,715
		Japanese Yen	Buy	5/19/21	1,097,194	1,157,528	(60,334)
		New Zealand Dollar	Sell	4/21/21	108,529	112,800	4,271
	Citibank, N.A.
		Australian Dollar	Sell	4/21/21	275,819	281,190	5,371
		British Pound	Sell	6/16/21	2,363,289	2,397,640	34,351
		Canadian Dollar	Buy	4/21/21	21,804	21,622	182
		Euro	Sell	6/16/21	2,253,781	2,284,230	30,449
		Japanese Yen	Buy	5/19/21	491,655	518,901	(27,246)
		New Zealand Dollar	Sell	4/21/21	460,795	487,109	26,314
	Credit Suisse International
		Australian Dollar	Buy	4/21/21	583,314	598,825	(15,511)
		British Pound	Sell	6/16/21	1,031,414	1,045,577	14,163
		Canadian Dollar	Sell	4/21/21	946,812	936,623	(10,189)
		Euro	Sell	6/16/21	580,651	589,917	9,266
		New Zealand Dollar	Buy	4/21/21	200,505	208,419	(7,914)
	Goldman Sachs International
		Australian Dollar	Buy	4/21/21	400,472	439,334	(38,862)
		British Pound	Sell	6/16/21	269,436	268,824	(612)
		Canadian Dollar	Buy	4/21/21	4,277,759	4,259,221	18,538
		Euro	Sell	6/16/21	1,628,148	1,652,738	24,590
		Japanese Yen	Sell	5/19/21	1,909,680	1,958,762	49,082
		New Zealand Dollar	Sell	4/21/21	3,511,905	3,658,540	146,635
		Norwegian Krone	Buy	6/16/21	2,505,939	2,515,940	(10,001)
		Swedish Krona	Buy	6/16/21	332,021	335,600	(3,579)
		Swiss Franc	Sell	6/16/21	374,313	385,750	11,437
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/21/21	865,664	887,486	(21,822)
		British Pound	Buy	6/16/21	438,213	444,235	(6,022)
		Canadian Dollar	Buy	4/21/21	636,300	633,908	2,392
		Euro	Buy	6/16/21	1,820,524	1,842,829	(22,305)
		Hong Kong Dollar	Sell	5/20/21	1,291,503	1,295,301	3,798
		Japanese Yen	Buy	5/19/21	1,762,924	1,860,185	(97,261)
		New Zealand Dollar	Sell	4/21/21	1,011,891	1,051,626	39,735
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/21/21	580,730	588,673	(7,943)
		British Pound	Sell	6/16/21	235,240	238,803	3,563
		Canadian Dollar	Sell	4/21/21	1,832,905	1,804,749	(28,156)
		Euro	Buy	6/16/21	2,393,188	2,425,830	(32,642)
		Japanese Yen	Buy	5/19/21	540,479	561,805	(21,326)
		New Zealand Dollar	Sell	4/21/21	1,043,389	1,084,586	41,197
		Norwegian Krone	Buy	6/16/21	251,769	251,020	749
		Swedish Krona	Sell	6/16/21	152,662	158,166	5,504
		Swiss Franc	Sell	6/16/21	60,318	61,502	1,184
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/21/21	2,878,281	2,951,449	(73,168)
		British Pound	Buy	6/16/21	28,819	25,823	2,996
		Canadian Dollar	Buy	4/21/21	1,395,070	1,391,964	3,106
		Euro	Buy	6/16/21	3,594,187	3,643,874	(49,687)
		Japanese Yen	Buy	5/19/21	3,526,702	3,686,376	(159,674)
		New Zealand Dollar	Buy	4/21/21	955,252	993,088	(37,836)
		Swedish Krona	Sell	6/16/21	1,623,543	1,673,478	49,935
		Swiss Franc	Buy	6/16/21	43,783	45,126	(1,343)
	NatWest Markets PLC
		Australian Dollar	Buy	4/21/21	612,255	651,850	(39,595)
		British Pound	Buy	6/16/21	1,847,031	1,874,415	(27,384)
		Canadian Dollar	Sell	4/21/21	1,069,519	1,042,595	(26,924)
		Euro	Sell	6/16/21	564,678	570,355	5,677
		Japanese Yen	Sell	5/19/21	16,255	15,958	(297)
		New Zealand Dollar	Sell	4/21/21	2,379,891	2,474,297	94,406
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/21/21	4,239,447	4,301,430	61,983
		British Pound	Sell	6/16/21	5,841,829	5,942,063	100,234
		Canadian Dollar	Sell	4/21/21	384,597	295,920	(88,677)
		Euro	Sell	6/16/21	6,669,147	6,751,974	82,827
		Hong Kong Dollar	Sell	5/20/21	3,245,744	3,255,159	9,415
		Japanese Yen	Sell	5/19/21	5,382,914	5,659,047	276,133
		New Zealand Dollar	Sell	4/21/21	2,430,943	2,494,115	63,172
		Norwegian Krone	Sell	6/16/21	306,799	310,343	3,544
		Swedish Krona	Sell	6/16/21	258,611	262,069	3,458
		Swiss Franc	Buy	6/16/21	877,427	909,922	(32,495)
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/21/21	616,661	632,303	(15,642)
		British Pound	Buy	6/16/21	86,043	87,019	(976)
		Canadian Dollar	Buy	4/21/21	207,060	226,263	(19,203)
		Euro	Sell	6/16/21	4,281,126	4,339,100	57,974
		Hong Kong Dollar	Sell	5/20/21	119,578	119,925	347
		Japanese Yen	Buy	5/19/21	660,601	699,958	(39,357)
		New Zealand Dollar	Buy	4/21/21	11,803	12,267	(464)
		Norwegian Krone	Buy	6/16/21	928,850	931,566	(2,716)
		Swiss Franc	Sell	6/16/21	303,183	308,839	5,656
	UBS AG
		Australian Dollar	Sell	4/21/21	2,681,919	2,746,444	64,525
		British Pound	Sell	6/16/21	293,429	306,634	13,205
		Canadian Dollar	Buy	4/21/21	752,801	754,681	(1,880)
		Euro	Buy	6/16/21	2,428,304	2,460,010	(31,706)
		Hong Kong Dollar	Sell	5/20/21	1,363,185	1,367,141	3,956
		Japanese Yen	Buy	5/19/21	3,663,478	3,796,453	(132,975)
		New Zealand Dollar	Sell	4/21/21	1,964,141	2,034,452	70,311
		Norwegian Krone	Buy	6/16/21	2,806	4,684	(1,878)
		Swedish Krona	Buy	6/16/21	2,269,115	2,330,752	(61,637)
		Swiss Franc	Sell	6/16/21	903,398	914,740	11,342
	WestPac Banking Corp.
		Australian Dollar	Buy	4/21/21	107,335	109,069	(1,734)
		British Pound	Sell	6/16/21	205,731	208,799	3,068
		Canadian Dollar	Buy	4/21/21	392,634	407,931	(15,297)
		Euro	Sell	6/16/21	642,662	642,877	215
		Japanese Yen	Sell	5/19/21	162,542	175,063	12,521
		New Zealand Dollar	Sell	4/21/21	1,381,128	1,416,018	34,890

	Unrealized appreciation						1,572,032

	Unrealized (depreciation)						(1,369,458)

	Total						$202,574
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bund 10 yr (Long)	1	$200,860	$200,860	Jun-21	$(471)
U.S. Treasury Note 2 yr (Short)	482	106,390,203	106,390,203	Jun-21	100,767
U.S. Treasury Note 5 yr (Short)	187	23,075,508	23,075,508	Jun-21	30,424
U.S. Treasury Note Ultra 10 yr (Short)	1	143,688	143,688	Jun-21	5,248

Unrealized appreciation					136,439

Unrealized (depreciation)					(471)

Total					$135,968

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/21 (premiums $6,937,621) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985		$15,045,100	$112,387
2.074/3 month USD-LIBOR-BBA/Dec-53	Dec-23/2.074		1,203,600	171,657
Barclays Bank PLC
(1.08)/3 month USD-LIBOR-BBA/Jun-26	Jun-21/1.08		55,220,300	301,503
Citibank, N.A.
(1.242)/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242		1,050,200	1
(0.93)/3 month USD-LIBOR-BBA/Apr-31	Apr-21/0.93		9,754,700	10
1.722/3 month USD-LIBOR-BBA/Jun-31	Jun-21/1.722		4,874,600	89,205
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		2,578,300	91,169
1.415/3 month USD-LIBOR-BBA/Jul-31	Jul-21/1.415		3,722,800	162,389
1.242/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242		1,050,200	233,480
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		2,578,300	249,218
Goldman Sachs International
(1.165)/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.165		3,722,800	4
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		14,950,100	47,990
1.722/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	98,533
1.465/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.465		$3,722,800	111,907
(1.722)/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	130,476
1.564/3 month USD-LIBOR-BBA/May-31	May-21/1.564		$5,820,300	147,603
JPMorgan Chase Bank N.A.
(1.167)/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.167		39,514,300	40
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		2,897,700	4,694
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,407,300	13,876
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,242,700	18,121
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		2,897,700	19,096
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	62,792
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		$2,242,700	172,890
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		9,328,700	188,067
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,407,300	210,420
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	428,169
(1.81)/3 month USD-LIBOR-BBA/Jun-31	Jun-21/1.81		$37,923,800	526,382
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		9,328,700	878,577
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		6,407,200	64
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		2,817,200	36,933
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,100,100	46,083
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,100,100	47,315
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,100,100	79,548
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,100,100	81,814
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		2,817,200	198,106
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		2,490,200	309,482
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		2,490,200	385,358
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		2,490,200	388,272
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		202,900	6,099
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		405,900	122,411
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05		5,263,000	135,628
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		2,990,900	100,165
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		2,990,900	265,982

Total				$6,673,916

WRITTEN OPTIONS OUTSTANDING at 3/31/21 (premiums $317,187) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	May-21/$102.78	$9,000,000	$9,000,000	$72,261
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	May-21/99.97	44,000,000	44,000,000	413,028

Total				$485,289

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$17,185,600	$(158,537)	$360,898
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	248,391
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(235,473)	180,958
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		$1,717,500	(223,704)	171,063
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		1,955,900	(46,355)	161,616
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	131,570
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	85,506
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		$14,504,300	(93,734)	82,675
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		1,288,200	(29,145)	68,339
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		14,504,300	(93,734)	(28,719)
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29		3,500,200	(172,160)	(29,402)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	(38,504)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		$1,955,900	(46,355)	(45,396)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(117,737)	(50,982)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		$1,442,500	(105,303)	(68,230)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	(126,769)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	(127,665)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		17,185,600	(158,537)	(153,639)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		1,288,200	(605,680)	(506,752)
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		14,504,300	61,099	31,184
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29		5,000,300	78,005	15,051
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		14,504,300	61,099	(95,438)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	52,304
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	(43,639)
Citibank, N.A.
(1.46)/3 month USD-LIBOR-BBA/Apr-51 (Purchased)	Apr-21/1.46		$1,400,000	(50,820)	188,958
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		5,360,500	(51,930)	127,741
(1.007)/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007		1,504,500	(24,335)	91,669
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		722,200	(22,948)	54,035
(1.541)/3 month USD-LIBOR-BBA/Apr-31 (Purchased)	Apr-21/1.541		3,722,800	(33,877)	51,896
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		1,533,900	(226,250)	45,710
(1.665)/3 month USD-LIBOR-BBA/Apr-31 (Purchased)	Apr-21/1.665		3,917,300	(34,668)	26,285
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(4,894)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		722,200	(22,948)	(18,069)
1.665/3 month USD-LIBOR-BBA/Apr-31 (Purchased)	Apr-21/1.665		3,917,300	(34,668)	(20,252)
1.007/3 month USD-LIBOR-BBA/Jun-31 (Purchased)	Jun-21/1.007		1,504,500	(24,335)	(24,132)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(31,632)
1.541/3 month USD-LIBOR-BBA/Apr-31 (Purchased)	Apr-21/1.541		3,722,800	(33,133)	(32,016)
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		1,533,900	(226,250)	(42,366)
1.46/3 month USD-LIBOR-BBA/Apr-51 (Purchased)	Apr-21/1.46		1,400,000	(50,820)	(50,820)
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		5,360,500	(51,930)	(51,300)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	72,661
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		1,846,400	220,829	61,559
(0.991)/3 month USD-LIBOR-BBA/Apr-31 (Written)	Apr-21/0.991		3,500,000	41,983	41,965
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		552,800	41,902	24,401
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	(10,707)
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		552,800	41,902	(37,436)
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		1,846,400	220,829	(85,064)
0.991/3 month USD-LIBOR-BBA/Apr-31 (Written)	Apr-21/0.991		3,500,000	41,983	(218,050)
Goldman Sachs International
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(162,835)	67,389
(0.955)/3 month USD-LIBOR-BBA/Apr-26 (Purchased)	Apr-21/0.955		7,445,600	(35,553)	1,266
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(257)
1.869/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.869		18,564,700	(392,953)	(18,008)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(23,046)
0.955/3 month USD-LIBOR-BBA/Apr-26 (Purchased)	Apr-21/0.955		7,445,600	(35,553)	(32,835)
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(99,880)	(37,763)
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	1,180,250	178,232	27,751
(1.519)/3 month USD-LIBOR-BBA/Sep-31 (Written)	Sep-21/1.519		$18,564,700	143,876	(3,156)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	1,180,250	178,232	(15,931)
2.317/3 month USD-LIBOR-BBA/Dec-31 (Written)	Dec-21/2.317		$18,564,700	243,662	(22,835)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	177,330
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	75,632
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	65,737
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$1,078,500	(124,567)	54,853
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	48,902
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	(416,683)	32,320
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(69,846)	5,353
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		725,000	(112,085)	(6,677)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(24,061)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$725,000	(77,793)	(28,166)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(125,674)	(29,775)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	(32,608)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(39,574)
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$1,078,500	(124,567)	(40,120)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	(87,287)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	(416,683)	(345,104)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	92,265
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	80,377
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		1,518,600	113,212	64,844
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		1,518,600	113,212	(102,111)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	(144,399)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	(170,593)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	106,513
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(78,010)	(3,922)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(111,070)	(38,055)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	(74,100)
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	42,137
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	(3,912)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		3,515,700	(120,852)	164,464
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		1,406,300	(73,549)	54,888
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		487,500	(34,003)	5,328
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		487,500	(34,003)	(2,847)
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		1,406,300	(73,549)	(27,648)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		3,515,700	(120,852)	(71,826)
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		607,400	79,873	22,437
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		1,267,400	34,537	10,722
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		1,267,400	34,537	(16,932)
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		607,400	79,873	(22,626)
UBS AG
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		955,300	(53,449)	95,501
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		7,960,900	(53,696)	85,819
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		2,388,300	(50,632)	76,258
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		2,817,200	(206,008)	72,740
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	2,251,600	(117,762)	71,187
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$703,100	(63,455)	63,096
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		3,184,300	(50,471)	62,826
(0.44)/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	52,301
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,350,900	(106,268)	40,587
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	28,642
(1.175)/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,344,800	(122,248)	22,915
(0.762)/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	20,694
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$2,817,200	(77,276)	(22,059)
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	(23,929)
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,350,900	(106,268)	(26,583)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$3,184,300	(50,471)	(30,092)
0.762/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	(32,181)
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	2,251,600	(117,762)	(32,478)
1.175/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,344,800	(122,248)	(32,889)
0.44/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	(33,646)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$703,100	(63,455)	(37,011)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		7,960,900	(53,696)	(38,053)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		2,388,300	(50,632)	(41,843)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		955,300	(53,449)	(43,428)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		5,986,600	177,837	132,483
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		1,910,600	50,774	38,938
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	18,560
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	(8,385)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		$5,986,600	47,858	(21,731)
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		1,910,600	50,774	(94,078)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		4,922,000	(100,778)	131,811
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		3,515,700	(72,160)	96,049
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		2,902,200	(196,479)	94,089
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,079,900	(103,735)	46,423
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,079,900	(103,735)	(26,540)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		3,515,700	(72,160)	(39,903)
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		2,902,200	(196,479)	(53,081)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		4,922,000	(100,778)	(54,436)

Unrealized appreciation					4,827,862

Unrealized (depreciation)					(4,100,393)

Total					$727,469

TBA SALE COMMITMENTS OUTSTANDING at 3/31/21 (proceeds receivable $66,152,695) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.00%, 4/1/51	$9,000,000	4/14/21	$9,658,125
Uniform Mortgage-Backed Securities, 3.50%, 4/1/51	18,000,000	4/14/21	19,011,094
Uniform Mortgage-Backed Securities, 3.00%, 4/1/51	4,000,000	4/14/21	4,165,312
Uniform Mortgage-Backed Securities, 2.50%, 4/1/51	10,000,000	4/14/21	10,253,906
Uniform Mortgage-Backed Securities, 2.00%, 5/1/51	17,000,000	5/13/21	16,918,985
Uniform Mortgage-Backed Securities, 2.00%, 4/1/51	6,000,000	4/14/21	5,981,719

Total			$65,989,141

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$686,100	$27,434	(E)	$(4)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	$27,431
		1,775,800	69,432	(E)	(10)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(69,442)
		4,033,600	377,424		(121,612)	3/2/31	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	267,292
		3,717,300	210,340		(752)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	240,166
		1,285,100	51,322	(E)	(220)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	51,102
		2,315,300	80,350	(E)	(13)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	80,337
		3,398,600	118,183	(E)	(19)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	118,164
		1,061,300	86,731	(E)	(36)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(86,767)
		700,900	6,148	(E)	(16)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	(6,163)
		2,674,400	105,465		(38)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(123,686)
		1,684,700	6,577	(E)	(19)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	(6,596)
		140,900	258	(E)	(5)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	253
		742,900	11,496	(E)	(25)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,470
		3,162,000	73,118	(E)	(18)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(73,136)
		774,100	19,322		(11)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(22,022)
		1,032,500	94,641	(E)	(35)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	94,606
		1,380,600	219,234	(E)	(47)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	219,187
		25,783,200	156,298		(72,255)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	227,369
		26,814,500	195,451		(71,536)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	291,316
		4,996,000	18,150		109,846	1/19/31	1.805% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	75,892
		4,996,000	147,682		(56,245)	1/19/26	3 month USD-LIBOR-BBA — Quarterly	1.629% — Semiannually	105,481
		4,996,000	128,008	(E)	(56,261)	1/20/31	3 month USD-LIBOR-BBA — Quarterly	1.996% — Semiannually	(184,269)
		118,200	10,672	(E)	(4)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	10,668
		65,300	6,663	(E)	(2)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	(6,665)
		19,984,100	75,500		10,943	11/3/21	0.83% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(126,561)
		19,984,100	134,333		(37,119)	11/3/21	3 month USD-LIBOR-BBA — Quarterly	1.331% — Semiannually	200,297
		527,900	122,557	(E)	(18)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	122,539
		831,400	52,574		(12)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	(52,017)
		24,211,500	52,563		(91)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(60,046)
		52,366,500	107,247		(197)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(218,652)
		2,990,500	582,588	(E)	(102)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(582,690)
		252,600	44,383	(E)	(9)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	44,374
		610,000	195,997	(E)	(21)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	195,976
		623,100	222,154	(E)	(21)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	222,133
		1,046,400	96,912	(E)	(15)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(96,927)
		4,033,600	373,568		(537,890)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	2.764% — Semiannually	(151,863)
		403,700	28,026	(E)	(5)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(28,031)
		228,700	32,091	(E)	(3)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(32,095)
		1,162,600	136,035	(E)	(16)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	136,018
		202,300	23,946	(E)	(4)	6/21/37	3 month USD-LIBOR-BBA — Quarterly	1.232% — Semiannually	(23,950)
		161,800	18,047	(E)	(3)	6/20/40	3 month USD-LIBOR-BBA — Quarterly	1.204% — Semiannually	(18,050)
		203,700	25,180	(E)	(4)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(25,184)
		45,200	5,128	(E)	(1)	7/3/40	3 month USD-LIBOR-BBA — Quarterly	1.177% — Semiannually	(5,129)
		7,724,800	187,126		(62)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(186,093)
		3,565,200	337,457		(47)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(334,465)
		4,619,400	119,994		(44)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	119,432
		7,119,400	78,463	(E)	(40)	7/5/24	0.2429% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	78,423
		5,496,500	146,157		(44)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(145,602)
		2,048,400	525,652	(E)	159,105	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	(366,547)
		7,026,600	187,301		(66)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	179,373
		12,783,400	2,812		(48)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	(2,797)
		7,427,700	175,977		(60)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	165,318
		11,232,000	287,359		5,767	10/16/25	3 month USD-LIBOR-BBA — Quarterly	0.37% — Semiannually	(267,563)
		8,388,000	752,664		(5,712)	10/16/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	721,865
		6,038,000	1,447,375		(16,270)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,401,700
		1,500,300	337,057		(62,651)	1/29/51	1.232% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	271,769
		2,625,300	198,226		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	(190,785)
		2,152,800	174,605		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	168,919
		7,427,700	166,893		(60)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	155,473
		809,500	167,914		(28)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	164,896
		8,274,800	63,716	(E)	(46)	7/5/24	3 month USD-LIBOR-BBA — Quarterly	0.41% — Semiannually	(63,762)
		321,000	69,822		(223)	12/1/50	3 month USD-LIBOR-BBA — Quarterly	1.26% — Semiannually	(68,750)
		9,844,300	30,517		(62)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	22,239
		10,688,100	1,167,782		(204)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(1,133,627)
		7,594,500	195,741		(61)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	(186,961)
		1,501,100	118,273	(E)	(21)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	(118,294)
		168,000	27,038		(6)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.509% — Semiannually	(26,549)
		168,000	25,611		(6)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.546% — Semiannually	(25,109)
		645,000	99,364		(22)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.539% — Semiannually	(97,446)
		7,147,800	148,724		(58)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	143,447
		1,065,000	138,473		(36)	1/14/51	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	(135,297)
		1,384,900	81,958	(E)	(20)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	81,939
		1,340,200	86,992	(E)	(19)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	86,973
		750,000	105,877		(26)	1/19/51	3 month USD-LIBOR-BBA — Quarterly	1.5955% — Semiannually	(103,844)
		1,500,000	96,518		(20)	1/27/31	1.075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	94,199
		10,531,600	85,738	(E)	(59)	1/31/25	0.735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	85,679
		1,200,000	68,904		(16)	2/4/31	1.153% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	67,056
		602,000	79,635		(21)	2/4/51	3 month USD-LIBOR-BBA — Quarterly	1.635% — Semiannually	(78,277)
		4,366,000	219,863		(58)	2/9/31	3 month USD-LIBOR-BBA — Quarterly	1.231% — Semiannually	(213,338)
		7,445,600	158,822		(16,999)	3/9/26	0.5996% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	139,977
		1,504,000	31,537		(12)	2/10/26	0.584% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	30,689
		1,230,000	64,468		(16)	2/16/31	1.212% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	62,880
		232,800	11,116	(E)	(3)	8/16/31	1.37% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,112
		3,602,000	133,231		(48)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	1.377% — Semiannually	(128,147)
		2,976,000	113,707		(39)	2/22/31	1.3659% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	109,837
		2,617,000	85,408		(35)	2/24/31	1.4255% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	81,999
		4,360,000	140,048		(58)	2/24/31	1.431% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	134,342
		2,180,000	67,473		(29)	2/24/31	1.4435% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	64,593
		1,756,000	55,325		(23)	2/25/31	1.438% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	53,096
		2,198,000	68,222		(29)	2/25/31	1.443% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	65,421
		2,190,000	66,026		(29)	2/25/31	1.4525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	63,216
		62,568,000	38,417	(E)	2,102	6/16/23	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(36,314)
		20,953,000	195,952	(E)	(109,330)	6/16/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	86,622
		20,551,000	358,060	(E)	254,310	6/16/31	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	(103,750)
		6,710,000	351,282	(E)	294,939	6/16/51	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	(56,343)
		1,063,000	25,536		(14)	3/2/31	1.51882% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	24,389
		4,118,000	86,919		(55)	3/5/31	1.5505% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	82,851
		4,023,000	84,346		(53)	3/5/31	1.552% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	80,368
		4,500,000	102,627		(60)	3/5/31	3 month USD-LIBOR-BBA — Quarterly	1.5324% — Semiannually	(98,360)
		1,691,000	35,651	(E)	1,094	6/16/31	1.35% — Annually	Secured Overnight Financing Rate — Annually	36,745
		3,722,800	88,651		(49)	3/15/31	1.525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	86,402
		840,100	13,041	(E)	(13)	3/20/34	2.29% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,028
		2,618,000	14,800		(35)	3/23/31	3 month USD-LIBOR-BBA — Quarterly	1.7200% — Semiannually	(13,962)
		2,588,250	15,731		(34)	3/23/31	3 month USD-LIBOR-BBA — Quarterly	1.7155% — Semiannually	(14,906)
		4,708,400	25,444		(44)	4/1/26	0.94375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	25,400
		754,500	1,700	(E)	(4)	7/5/24	0.6840% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,696
		2,409,300	9,172	(E)	(23)	7/1/26	3 month USD-LIBOR-BBA — Quarterly	1.08% — Semiannually	(9,195)
		2,237,000	3,461		(30)	4/1/31	3 month USD-LIBOR-BBA — Quarterly	1.766% — Semiannually	(3,490)
		2,237,000	7,371		(30)	4/1/31	3 month USD-LIBOR-BBA — Quarterly	1.7475% — Semiannually	(7,401)
		732,000	3,131		(10)	4/1/31	3 month USD-LIBOR-BBA — Quarterly	1.7371% — Semiannually	(3,140)
	AUD	53,800	4,182	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	4,181
	AUD	181,000	16,858	(E)	(2)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	16,857
	AUD	67,200	6,590	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	6,589
	AUD	104,900	9,648	(E)	(1)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	9,646
	AUD	391,500	42,206	(E)	(5)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	42,202
	AUD	25,100	4,036	(E)	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	4,036
	AUD	1,200,000	1,814	(E)	(13)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	1,801
	AUD	2,868,000	30,334	(E)	14,402	6/16/31	6 month AUD-BBR-BBSW — Semiannually	1.76% — Semiannually	(15,932)
	CAD	3,710,000	65,403	(E)	15,400	6/16/31	3 month CAD-BA-CDOR — Semiannually	1.91% — Semiannually	(50,003)
	CHF	1,727,000	38,010	(E)	(37,222)	6/16/31	—	0.16% plus 6 month CHF-LIBOR-BBA — Semiannually	788
	EUR	347,600	100,609	(E)	(13)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(100,622)
	EUR	472,900	135,770		(18)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	136,982
	EUR	522,000	135,238		(20)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(135,883)
	EUR	528,600	127,343		(20)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(127,946)
	EUR	653,200	136,373		(25)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(136,584)
	EUR	636,800	154,824	(E)	(24)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	154,800
	EUR	679,000	127,373		(26)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(128,879)
	EUR	503,000	82,304	(E)	(19)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(82,323)
	EUR	458,800	63,841		(18)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(64,764)
	EUR	307,000	32,279		(12)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(32,810)
	EUR	1,018,300	27,459	(E)	(39)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	27,420
	EUR	614,700	74,220	(E)	(23)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(74,244)
	EUR	864,500	70,075		(32)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	69,147
	EUR	3,365,700	127,325		(127)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	132,387
	EUR	401,600	57,597	(E)	(15)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	57,582
	EUR	189,700	50,289	(E)	(7)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	50,281
	EUR	1,164,500	78,736	(E)	(25)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(78,760)
	EUR	550,400	34,799	(E)	(12)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	34,787
	EUR	766,600	48,108	(E)	(18)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	48,090
	EUR	262,300	16,456	(E)	(6)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	16,450
	EUR	9,588,000	43,356	(E)	5,976	6/16/31	0.05% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	49,332
	GBP	21,000	281	(E)	420	6/16/31	0.93% — Annually	Sterling Overnight Index Average — Annually	139
	JPY	39,192,500	14,684	(E)	(11)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(14,696)
	JPY	81,219,900	10,891		(6,405)	2/25/31	0.003% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	4,451
	JPY	49,066,800	29,353	(E)	(15)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	29,338
	NOK	8,587,000	6,645	(E)	2,425	6/16/31	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	(4,220)
	NZD	1,044,000	4,286	(E)	5,008	6/16/31	3 month NZD-BBR-FRA — Quarterly	1.96% — Semiannually	722
	SEK	22,551,000	11,555	(E)	(10,224)	6/16/31	0.77% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	1,327

	Total				$(340,597)				$1,637,048
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$372,565	$371,449	$—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	$(420)
64,901	64,706	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(73)
56,108	55,940	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(63)
5,243,969	5,243,969	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	11,735
636,038	635,951	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,350
218,662	218,116	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(24)
3,764,898	3,754,890	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(234)
57,785	59,483	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,387)
41,405	42,276	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,403
33,475	34,221	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,182)
75,584	76,577	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(2,106)
40,090	40,486	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	908
30,609	30,911	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	693
24,124	24,362	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	546
34,925	34,947	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	459
63,179	63,498	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,093
9,063	9,109	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	157
5,624	5,652	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	97
Citibank, N.A.
489,816	489,816	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,096
313,001	313,001	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	700
189,672	189,672	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	424
Credit Suisse International
205,718	205,718	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(904)
103,969	104,996	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	2,355
54,510	55,048	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,235
73,788	75,956	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,048
38,344	39,471	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,584
30,790	31,695	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,272
161,757	165,935	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,426
66,269	67,981	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,633
53,206	53,905	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,483)
58,621	59,391	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,633)
55,753	56,303	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,263
Deutsche Bank AG
255,921	255,241	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(16)
Goldman Sachs International
11,516	11,486	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1)
30,687	30,606	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2)
67,330	67,151	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(4)
125,145	124,813	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(8)
150,156	149,757	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(9)
179,238	178,761	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(11)
245,544	244,892	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(15)
59,813	62,645	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(3,528)
54,097	55,687	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,234)
133,819	136,633	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,535
118,362	121,419	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,702
115,678	118,111	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,920
102,770	104,932	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,483
102,770	104,932	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,483
65,774	67,473	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,613
187,899	192,087	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,637)
77,820	78,842	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(2,168)
64,136	64,176	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	843
49,206	49,236	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	647
25,128	25,143	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	330
24,605	24,621	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	324
9,380	9,386	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	123
35,544	35,723	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	615
26,207	26,340	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	453
1,859	1,868	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	32
JPMorgan Chase Bank N.A.
156,667	160,159	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,534
40,002	40,893	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,413
24,706	25,256	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	873
77,820	78,842	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(2,168)
JPMorgan Securities LLC
201,341	203,329	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(4,561)
31,041	31,953	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,282)
63,449	65,074	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,435
496,442	506,884	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(16,825)
Morgan Stanley & Co. International PLC
854,414	850,103	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(3,826)

Upfront premium received		—	Unrealized appreciation			76,835

Upfront premium (paid)		—	Unrealized (depreciation)			(53,804)

	Total	$—			Total	$23,031

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	5,511,000	$474,922	$(102)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$474,820
EUR	5,511,000	469,706	(102)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	469,604
EUR	2,753,000	465,974	(98)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	465,876
EUR	1,558,000	113,910	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	113,910
EUR	1,558,000	37,269	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(37,269)
EUR	5,099,000	138,350	(60)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(138,410)
EUR	5,099,000	139,552	(60)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(139,612)
EUR	5,099,000	139,952	(60)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(140,013)
EUR	5,099,000	140,353	(60)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(140,413)
EUR	2,753,000	711,591	(130)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(711,721)
EUR	5,511,000	970,711	(196)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(970,907)
EUR	5,511,000	977,982	(196)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(978,178)
GBP	3,154,000	207,318	(67)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	207,250
GBP	3,493,000	99,930	(46)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	99,885
GBP	2,460,000	67,936	(57)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	67,879
GBP	3,532,000	58,265	(83)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	58,182
GBP	1,747,000	49,435	(23)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	49,412
GBP	1,747,000	44,763	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	44,763
GBP	1,892,000	39,766	(44)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	39,722
GBP	883,000	22,023	(21)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	22,003
GBP	949,000	96,528	(50)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(96,578)
	$2,513,000	86,203	(25)	11/29/24	(1.703%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	86,178
	2,513,000	77,006	(25)	12/10/24	(1.7625%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	76,980
	2,264,000	16,699	(38)	3/23/31	(2.4275%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	16,661
	2,293,000	11,433	(39)	3/23/31	(2.45%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	11,394
	645,000	1,994	(11)	4/1/31	(2.466%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	1,983
	7,820,000	837	(79)	4/1/26	2.53% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	758
	1,294,000	2,191	(13)	4/1/26	2.496% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(2,204)
	1,956,000	3,132	(33)	4/1/31	(2.51%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(3,164)
	1,956,000	4,176	(33)	4/1/31	(2.515%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(4,209)
	4,582,000	5,214	(46)	3/23/26	2.51% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(5,261)
	4,532,000	20,748	—	3/23/26	2.445% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(20,748)
	1,535,000	36,350	(26)	2/25/31	2.28% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(36,376)
	1,929,000	45,598	(32)	2/24/31	2.281% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(45,630)
	1,929,000	46,086	(32)	2/25/31	2.278% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(46,118)
	1,928,000	48,185	(32)	2/25/31	2.2675% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(48,217)
	3,505,000	55,631	(59)	3/5/31	2.351% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(55,690)
	3,544,000	56,626	(60)	3/5/31	2.35% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(56,686)
	3,858,000	89,170	(65)	2/24/31	2.286% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(89,235)
	8,670,000	841,597	19,657	7/10/30	1.6625% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(821,940)
	8,500,000	880,498	8,809	6/30/30	1.586% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(871,688)

Total			$26,363				$(3,153,007)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB-/P	$5,468	$80,000	$21,592	5/11/63	300 bp — Monthly	$(16,077)
	CMBX NA BBB-.6 Index	BB-/P	10,546	175,000	47,232	5/11/63	300 bp — Monthly	(36,778)
	CMBX NA BBB-.6 Index	BB-/P	21,545	349,000	94,195	5/11/63	300 bp — Monthly	(72,446)
	CMBX NA BBB-.6 Index	BB-/P	20,577	361,000	97,434	5/11/63	300 bp — Monthly	(76,646)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A-/P	5,899	39,000	3,085	5/11/63	200 bp — Monthly	2,829
	CMBX NA A.6 Index	A-/P	4,583	39,000	3,085	5/11/63	200 bp — Monthly	1,513
	CMBX NA A.6 Index	A-/P	5,202	41,000	3,243	5/11/63	200 bp — Monthly	1,975
	CMBX NA A.6 Index	A-/P	8,464	61,000	4,825	5/11/63	200 bp — Monthly	3,662
	CMBX NA A.6 Index	A-/P	17,444	113,000	8,938	5/11/63	200 bp — Monthly	8,550
	CMBX NA A.6 Index	A-/P	19,263	115,000	9,097	5/11/63	200 bp — Monthly	10,211
	CMBX NA A.6 Index	A-/P	42,096	238,000	18,826	5/11/63	200 bp — Monthly	23,363
	CMBX NA A.6 Index	A-/P	51,205	308,000	24,363	5/11/63	200 bp — Monthly	26,962
	CMBX NA BB.11 Index	BB-/P	57,630	102,000	15,677	11/18/54	500 bp — Monthly	42,052
	CMBX NA BB.13 Index	BB-/P	10,497	105,000	9,891	12/16/72	500 bp — Monthly	650
	CMBX NA BB.13 Index	BB-/P	17,931	190,000	17,898	12/16/72	500 bp — Monthly	33
	CMBX NA BB.6 Index	B/P	165,112	1,151,000	527,273	5/11/63	500 bp — Monthly	(361,042)
	CMBX NA BB.7 Index	B+/P	46,032	902,000	329,140	1/17/47	500 bp — Monthly	(282,231)
	CMBX NA BBB-.12 Index	BBB-/P	41,215	260,000	17,342	8/17/61	300 bp — Monthly	24,025
	CMBX NA BBB-.13 Index	BBB-/P	6,753	77,000	5,644	12/16/72	300 bp — Monthly	1,153
	CMBX NA BBB-.13 Index	BBB-/P	18,446	196,000	14,367	12/16/72	300 bp — Monthly	4,194
	CMBX NA BBB-.14 Index	BBB-/P	312	10,000	481	12/16/72	300 bp — Monthly	(164)
	CMBX NA BBB-.14 Index	BBB-/P	5,489	168,000	8,081	12/16/72	300 bp — Monthly	(2,493)
	CMBX NA BBB-.14 Index	BBB-/P	8,225	268,000	12,891	12/16/72	300 bp — Monthly	(4,509)
	CMBX NA BBB-.6 Index	BB-/P	25,235	103,000	27,800	5/11/63	300 bp — Monthly	(2,505)
	CMBX NA BBB-.11 Index	BBB-/P	689	11,000	650	11/18/54	300 bp — Monthly	45
	CMBX NA BBB-.14 Index	BBB-/P	4,750	95,000	4,570	12/16/72	300 bp — Monthly	205
	CMBX NA BBB-.14 Index	BBB-/P	6,793	149,000	7,167	12/16/72	300 bp — Monthly	(287)
	CMBX NA BBB-.6 Index	BB-/P	3,825	58,000	15,654	5/11/63	300 bp — Monthly	(11,796)
	CMBX NA BBB-.6 Index	BB-/P	4,145	63,000	17,004	5/11/63	300 bp — Monthly	(12,822)
	CMBX NA BBB-.6 Index	BB-/P	10,756	158,000	42,644	5/11/63	300 bp — Monthly	(31,796)
	CMBX NA BBB-.6 Index	BB-/P	306,423	4,812,000	1,298,759	5/11/63	300 bp — Monthly	(989,529)
	Credit Suisse International
	CMBX NA BB.7 Index	B+/P	22,204	166,000	60,573	1/17/47	500 bp — Monthly	(38,208)
	CMBX NA BBB-.6 Index	BB-/P	8,950	81,000	21,862	5/11/63	300 bp — Monthly	(12,865)
	CMBX NA BBB-.6 Index	BB-/P	19,778	179,000	48,312	5/11/63	300 bp — Monthly	(28,429)
	CMBX NA BBB-.6 Index	BB-/P	683,295	7,272,000	1,962,713	5/11/63	300 bp — Monthly	(1,275,176)
	CMBX NA BBB-.7 Index	BB+/P	13,231	179,000	35,317	1/17/47	300 bp — Monthly	(21,982)
	CMBX NA BBB-.7 Index	BB+/P	34,676	528,000	104,174	1/17/47	300 bp — Monthly	(69,190)
	Goldman Sachs International
	CMBX NA BBB-.6 Index	BB-/P	13,478	87,000	23,481	5/11/63	300 bp — Monthly	(9,953)
	CMBX NA BB.13 Index	BB-/P	7,982	83,000	7,819	12/16/72	500 bp — Monthly	163
	CMBX NA BB.6 Index	B/P	48,449	113,000	51,765	5/11/63	500 bp — Monthly	(3,207)
	CMBX NA BB.9 Index	B+/P	21,836	54,000	14,521	9/17/58	500 bp — Monthly	7,368
	CMBX NA BBB-.13 Index	BBB-/P	105	1,000	73	12/16/72	300 bp — Monthly	32
	CMBX NA BBB-.13 Index	BBB-/P	1,007	17,000	1,246	12/16/72	300 bp — Monthly	(230)
	CMBX NA BBB-.13 Index	BBB-/P	1,013	17,000	1,246	12/16/72	300 bp — Monthly	(224)
	CMBX NA BBB-.13 Index	BBB-/P	2,192	30,000	2,199	12/16/72	300 bp — Monthly	11
	CMBX NA BBB-.13 Index	BBB-/P	5,540	35,000	2,566	12/16/72	300 bp — Monthly	2,995
	CMBX NA BBB-.13 Index	BBB-/P	6,425	41,000	3,005	12/16/72	300 bp — Monthly	3,444
	CMBX NA BBB-.13 Index	BBB-/P	3,490	59,000	4,325	12/16/72	300 bp — Monthly	(801)
	CMBX NA BBB-.13 Index	BBB-/P	13,694	80,000	5,864	12/16/72	300 bp — Monthly	7,877
	CMBX NA BBB-.13 Index	BBB-/P	13,542	80,000	5,864	12/16/72	300 bp — Monthly	7,725
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	59	11/18/54	300 bp — Monthly	5
	CMBX NA BBB-.14 Index	BBB-/P	2,266	51,000	2,453	12/16/72	300 bp — Monthly	(157)
	CMBX NA BBB-.14 Index	BBB-/P	4,731	103,000	4,954	12/16/72	300 bp — Monthly	(163)
	CMBX NA BBB-.6 Index	BB-/P	420	5,000	1,350	5/11/63	300 bp — Monthly	(926)
	CMBX NA BBB-.6 Index	BB-/P	1,597	12,000	3,239	5/11/63	300 bp — Monthly	(1,635)
	CMBX NA BBB-.6 Index	BB-/P	1,607	12,000	3,239	5/11/63	300 bp — Monthly	(1,625)
	CMBX NA BBB-.6 Index	BB-/P	1,947	22,000	5,938	5/11/63	300 bp — Monthly	(3,978)
	CMBX NA BBB-.6 Index	BB-/P	3,254	28,000	7,557	5/11/63	300 bp — Monthly	(4,287)
	CMBX NA BBB-.6 Index	BB-/P	2,849	36,000	9,716	5/11/63	300 bp — Monthly	(6,847)
	CMBX NA BBB-.6 Index	BB-/P	5,920	59,000	15,924	5/11/63	300 bp — Monthly	(9,970)
	CMBX NA BBB-.6 Index	BB-/P	6,209	59,000	15,924	5/11/63	300 bp — Monthly	(9,681)
	CMBX NA BBB-.6 Index	BB-/P	6,856	62,000	16,734	5/11/63	300 bp — Monthly	(9,842)
	CMBX NA BBB-.6 Index	BB-/P	5,978	69,000	18,623	5/11/63	300 bp — Monthly	(12,605)
	CMBX NA BBB-.6 Index	BB-/P	4,769	70,000	18,893	5/11/63	300 bp — Monthly	(14,083)
	CMBX NA BBB-.6 Index	BB-/P	8,842	79,000	21,322	5/11/63	300 bp — Monthly	(12,434)
	CMBX NA BBB-.6 Index	BB-/P	9,574	87,000	23,481	5/11/63	300 bp — Monthly	(13,856)
	CMBX NA BBB-.6 Index	BB-/P	8,117	94,000	25,371	5/11/63	300 bp — Monthly	(17,199)
	CMBX NA BBB-.6 Index	BB-/P	16,293	98,000	26,450	5/11/63	300 bp — Monthly	(10,100)
	CMBX NA BBB-.6 Index	BB-/P	8,608	102,000	27,530	5/11/63	300 bp — Monthly	(18,863)
	CMBX NA BBB-.6 Index	BB-/P	13,886	102,000	27,530	5/11/63	300 bp — Monthly	(13,584)
	CMBX NA BBB-.6 Index	BB-/P	5,606	111,000	29,959	5/11/63	300 bp — Monthly	(24,288)
	CMBX NA BBB-.6 Index	BB-/P	16,916	113,000	30,499	5/11/63	300 bp — Monthly	(13,517)
	CMBX NA BBB-.6 Index	BB-/P	16,910	115,000	31,039	5/11/63	300 bp — Monthly	(14,061)
	CMBX NA BBB-.6 Index	BB-/P	13,259	119,000	32,118	5/11/63	300 bp — Monthly	(18,789)
	CMBX NA BBB-.6 Index	BB-/P	13,360	123,000	33,198	5/11/63	300 bp — Monthly	(19,766)
	CMBX NA BBB-.6 Index	BB-/P	13,309	123,000	33,198	5/11/63	300 bp — Monthly	(19,817)
	CMBX NA BBB-.6 Index	BB-/P	10,717	127,000	34,277	5/11/63	300 bp — Monthly	(23,486)
	CMBX NA BBB-.6 Index	BB-/P	10,857	131,000	35,357	5/11/63	300 bp — Monthly	(24,424)
	CMBX NA BBB-.6 Index	BB-/P	13,452	134,000	36,167	5/11/63	300 bp — Monthly	(22,636)
	CMBX NA BBB-.6 Index	BB-/P	6,776	139,000	37,516	5/11/63	300 bp — Monthly	(30,659)
	CMBX NA BBB-.6 Index	BB-/P	15,957	143,000	38,596	5/11/63	300 bp — Monthly	(22,555)
	CMBX NA BBB-.6 Index	BB-/P	15,957	143,000	38,596	5/11/63	300 bp — Monthly	(22,555)
	CMBX NA BBB-.6 Index	BB-/P	21,242	153,000	41,295	5/11/63	300 bp — Monthly	(19,964)
	CMBX NA BBB-.6 Index	BB-/P	17,887	160,000	43,184	5/11/63	300 bp — Monthly	(25,204)
	CMBX NA BBB-.6 Index	BB-/P	8,601	166,000	44,803	5/11/63	300 bp — Monthly	(36,105)
	CMBX NA BBB-.6 Index	BB-/P	25,922	172,000	46,423	5/11/63	300 bp — Monthly	(20,401)
	CMBX NA BBB-.6 Index	BB-/P	9,024	173,000	46,693	5/11/63	300 bp — Monthly	(37,568)
	CMBX NA BBB-.6 Index	BB-/P	20,787	192,000	51,821	5/11/63	300 bp — Monthly	(30,922)
	CMBX NA BBB-.6 Index	BB-/P	23,498	193,000	52,091	5/11/63	300 bp — Monthly	(28,480)
	CMBX NA BBB-.6 Index	BB-/P	10,604	207,000	55,869	5/11/63	300 bp — Monthly	(45,144)
	CMBX NA BBB-.6 Index	BB-/P	31,126	222,000	59,918	5/11/63	300 bp — Monthly	(28,662)
	CMBX NA BBB-.6 Index	BB-/P	11,031	228,000	61,537	5/11/63	300 bp — Monthly	(50,373)
	CMBX NA BBB-.6 Index	BB-/P	11,359	229,000	61,807	5/11/63	300 bp — Monthly	(50,315)
	CMBX NA BBB-.6 Index	BB-/P	30,867	280,000	75,572	5/11/63	300 bp — Monthly	(44,541)
	CMBX NA BBB-.6 Index	BB-/P	32,901	315,000	85,019	5/11/63	300 bp — Monthly	(51,933)
	CMBX NA BBB-.7 Index	BB+/P	151,525	2,050,000	404,465	1/17/47	300 bp — Monthly	(251,744)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	BB-/P	8,906	111,000	33,733	5/11/63	500 bp — Monthly	(24,719)
	CMBX NA BB.6 Index	B/P	289,832	563,000	257,910	5/11/63	500 bp — Monthly	32,469
	CMBX NA BBB-.13 Index	BBB-/P	1,835	20,000	1,466	12/16/72	300 bp — Monthly	381
	CMBX NA BBB-.13 Index	BBB-/P	1,419	24,000	1,759	12/16/72	300 bp — Monthly	(326)
	CMBX NA BBB-.13 Index	BBB-/P	5,507	35,000	2,566	12/16/72	300 bp — Monthly	2,962
	CMBX NA BBB-.13 Index	BBB-/P	10,872	54,000	3,958	12/16/72	300 bp — Monthly	6,945
	CMBX NA BBB-.13 Index	BBB-/P	16,027	88,000	6,450	12/16/72	300 bp — Monthly	9,628
	CMBX NA BBB-.13 Index	BBB-/P	5,862	99,000	7,257	12/16/72	300 bp — Monthly	(1,337)
	CMBX NA BBB-.13 Index	BBB-/P	20,014	100,000	7,330	12/16/72	300 bp — Monthly	12,743
	CMBX NA BBB-.13 Index	BBB-/P	27,220	281,000	20,597	12/16/72	300 bp — Monthly	6,787
	CMBX NA BBB-.13 Index	BBB-/P	37,405	396,000	29,027	12/16/72	300 bp — Monthly	8,609
	CMBX NA BBB-.6 Index	BB-/P	2,405,121	7,523,000	2,030,458	5/11/63	300 bp — Monthly	379,052
	Merrill Lynch International
	CMBX NA BB.6 Index	B/P	5,703	51,000	23,363	5/11/63	500 bp — Monthly	(17,611)
	CMBX NA BBB-.6 Index	BB-/P	450,248	1,671,000	451,003	5/11/63	300 bp — Monthly	219
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A-/P	31,775	205,000	16,216	5/11/63	200 bp — Monthly	15,639
	CMBX NA BB.13 Index	BB-/P	4,218	44,000	4,145	12/16/72	500 bp — Monthly	116
	CMBX NA BB.13 Index	BB-/P	5,481	57,000	5,369	12/16/72	500 bp — Monthly	112
	CMBX NA BB.13 Index	BB-/P	12,929	137,000	12,905	12/16/72	500 bp — Monthly	24
	CMBX NA BB.13 Index	BB-/P	15,587	162,000	15,260	12/16/72	500 bp — Monthly	484
	CMBX NA BB.13 Index	BB-/P	22,815	247,000	23,267	12/16/72	500 bp — Monthly	(247)
	CMBX NA BB.6 Index	B/P	7,658	63,000	28,860	5/11/63	500 bp — Monthly	(21,141)
	CMBX NA BB.6 Index	B/P	35,608	145,000	66,425	5/11/63	500 bp — Monthly	(30,676)
	CMBX NA BB.6 Index	B/P	98,879	233,000	106,737	5/11/63	500 bp — Monthly	(7,631)
	CMBX NA BB.6 Index	B/P	105,000	250,000	114,525	5/11/63	500 bp — Monthly	(9,282)
	CMBX NA BB.6 Index	B/P	71,706	291,000	133,307	5/11/63	500 bp — Monthly	(61,319)
	CMBX NA BB.9 Index	B+/P	1,602	4,000	1,076	9/17/58	500 bp — Monthly	531
	CMBX NA BBB-.13 Index	BBB-/P	1,214	13,000	953	12/16/72	300 bp — Monthly	269
	CMBX NA BBB-.13 Index	BBB-/P	769	13,000	953	12/16/72	300 bp — Monthly	(177)
	CMBX NA BBB-.13 Index	BBB-/P	4,672	23,000	1,686	12/16/72	300 bp — Monthly	2,999
	CMBX NA BBB-.13 Index	BBB-/P	5,559	34,000	2,492	12/16/72	300 bp — Monthly	3,087
	CMBX NA BBB-.13 Index	BBB-/P	6,451	41,000	3,005	12/16/72	300 bp — Monthly	3,470
	CMBX NA BBB-.13 Index	BBB-/P	4,042	44,000	3,225	12/16/72	300 bp — Monthly	842
	CMBX NA BBB-.13 Index	BBB-/P	8,668	44,000	3,225	12/16/72	300 bp — Monthly	5,468
	CMBX NA BBB-.13 Index	BBB-/P	9,588	51,000	3,738	12/16/72	300 bp — Monthly	5,880
	CMBX NA BBB-.13 Index	BBB-/P	3,112	56,000	4,105	12/16/72	300 bp — Monthly	(961)
	CMBX NA BBB-.13 Index	BBB-/P	9,921	63,000	4,618	12/16/72	300 bp — Monthly	5,340
	CMBX NA BBB-.13 Index	BBB-/P	19,194	210,000	15,393	12/16/72	300 bp — Monthly	3,924
	CMBX NA BBB-.14 Index	BBB-/P	182	6,000	289	12/16/72	300 bp — Monthly	(103)
	CMBX NA BBB-.14 Index	BBB-/P	1,353	48,000	2,309	12/16/72	300 bp — Monthly	(928)
	CMBX NA BBB-.6 Index	BB-/P	7,485	114,000	30,769	5/11/63	300 bp — Monthly	(23,218)
	CMBX NA BBB-.6 Index	BB-/P	7,592	115,000	31,039	5/11/63	300 bp — Monthly	(23,379)
	CMBX NA BBB-.6 Index	BB-/P	120,750	350,000	94,465	5/11/63	300 bp — Monthly	26,489
	CMBX NA BBB-.6 Index	BB-/P	488,793	7,378,000	1,991,322	5/11/63	300 bp — Monthly	(1,497,997)

Upfront premium received			6,945,248		Unrealized appreciation			715,511

Upfront premium (paid)			—		Unrealized (depreciation)			(6,222,182)

	Total		$6,945,248				Total	$(5,506,671)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(10,541)	$101,000	$30,694	11/17/59	(500 bp) — Monthly	$20,055
	CMBX NA BB.10 Index	(9,210)	84,000	25,528	11/17/59	(500 bp) — Monthly	16,235
	CMBX NA BB.11 Index	(33,038)	255,000	39,194	11/18/54	(500 bp) — Monthly	5,908
	CMBX NA BB.11 Index	(9,803)	104,000	15,985	11/18/54	(500 bp) — Monthly	6,080
	CMBX NA BB.11 Index	(3,316)	65,000	9,991	11/18/54	(500 bp) — Monthly	6,612
	CMBX NA BB.11 Index	(2,075)	40,000	6,148	11/18/54	(500 bp) — Monthly	4,034
	CMBX NA BB.12 Index	(6,525)	20,000	2,746	8/17/61	(500 bp) — Monthly	(3,798)
	CMBX NA BB.8 Index	(6,208)	48,265	17,206	10/17/57	(500 bp) — Monthly	10,951
	CMBX NA BB.9 Index	(51,816)	502,000	134,988	9/17/58	(500 bp) — Monthly	82,683
	CMBX NA BB.9 Index	(6,258)	97,000	26,083	9/17/58	(500 bp) — Monthly	19,731
	CMBX NA BB.9 Index	(2,630)	67,000	18,016	9/17/58	(500 bp) — Monthly	15,321
	CMBX NA BB.9 Index	(1,668)	46,000	12,369	9/17/58	(500 bp) — Monthly	10,657
	CMBX NA BB.9 Index	(1,854)	46,000	12,369	9/17/58	(500 bp) — Monthly	10,470
	CMBX NA BBB-.10 Index	(126,890)	738,000	92,545	11/17/59	(300 bp) — Monthly	(34,775)
	CMBX NA BBB-.10 Index	(28,552)	123,000	15,424	11/17/59	(300 bp) — Monthly	(13,200)
	CMBX NA BBB-.10 Index	(21,710)	91,000	11,411	11/17/59	(300 bp) — Monthly	(10,352)
	CMBX NA BBB-.10 Index	(12,443)	57,000	7,148	11/17/59	(300 bp) — Monthly	(5,328)
	CMBX NA BBB-.10 Index	(11,535)	53,000	6,646	11/17/59	(300 bp) — Monthly	(4,919)
	CMBX NA BBB-.10 Index	(10,089)	41,000	5,141	11/17/59	(300 bp) — Monthly	(4,971)
	CMBX NA BBB-.10 Index	(3,428)	27,000	3,386	11/17/59	(300 bp) — Monthly	(58)
	CMBX NA BBB-.12 Index	(6,127)	89,000	5,936	8/17/61	(300 bp) — Monthly	(243)
	CMBX NA BBB-.10 Index	(40,220)	135,000	16,929	11/17/59	(300 bp) — Monthly	(23,369)
	CMBX NA BBB-.10 Index	(5,991)	47,000	5,894	11/17/59	(300 bp) — Monthly	(109)
	CMBX NA BBB-.10 Index	(3,569)	28,000	3,511	11/17/59	(300 bp) — Monthly	(65)
	CMBX NA BBB-.11 Index	(32,007)	100,000	5,910	11/18/54	(300 bp) — Monthly	(26,155)
	CMBX NA BBB-.12 Index	(60,146)	180,000	12,006	8/17/61	(300 bp) — Monthly	(48,245)
	CMBX NA BBB-.12 Index	(54,225)	156,000	10,405	8/17/61	(300 bp) — Monthly	(43,910)
	CMBX NA BBB-.12 Index	(29,175)	83,000	5,536	8/17/61	(300 bp) — Monthly	(23,687)
	CMBX NA BBB-.12 Index	(27,488)	78,000	5,203	8/17/61	(300 bp) — Monthly	(22,331)
	CMBX NA BBB-.12 Index	(13,665)	40,000	2,668	8/17/61	(300 bp) — Monthly	(11,020)
	CMBX NA BBB-.12 Index	(1,002)	3,000	200	8/17/61	(300 bp) — Monthly	(804)
	CMBX NA BBB-.13 Index	(14,398)	190,000	13,927	12/16/72	(300 bp) — Monthly	(471)
	CMBX NA BBB-.8 Index	(18,652)	118,000	18,467	10/17/57	(300 bp) — Monthly	(254)
	CMBX NA BBB-.8 Index	(18,725)	118,000	18,467	10/17/57	(300 bp) — Monthly	(327)
	CMBX NA BBB-.8 Index	(1,722)	11,000	1,722	10/17/57	(300 bp) — Monthly	(6)
	CMBX NA BBB-.9 Index	(18,218)	77,000	8,493	9/17/58	(300 bp) — Monthly	(9,769)
	Credit Suisse International
	CMBX NA BB.10 Index	(24,973)	210,000	63,819	11/17/59	(500 bp) — Monthly	38,642
	CMBX NA BB.10 Index	(28,019)	210,000	63,819	11/17/59	(500 bp) — Monthly	35,596
	CMBX NA BB.10 Index	(13,797)	111,000	33,733	11/17/59	(500 bp) — Monthly	19,828
	CMBX NA BB.7 Index	(9,602)	544,000	249,206	5/11/63	(500 bp) — Monthly	239,076
	CMBX NA BB.7 Index	(46,385)	282,000	102,902	1/17/47	(500 bp) — Monthly	56,242
	CMBX NA BB.7 Index	(25,825)	140,000	51,086	1/17/47	(500 bp) — Monthly	25,125
	CMBX NA BB.9 Index	(72,579)	724,000	194,684	9/17/58	(500 bp) — Monthly	121,401
	Goldman Sachs International
	CMBX NA BB.6 Index	(29,155)	285,000	130,559	5/11/63	(500 bp) — Monthly	101,126
	CMBX NA BB.7 Index	(27,088)	179,000	65,317	1/17/47	(500 bp) — Monthly	38,055
	CMBX NA A .6 Index	(6,956)	105,000	8,306	5/11/63	(200 bp) — Monthly	1,308
	CMBX NA BB.12 Index	(16,111)	44,000	6,041	8/17/61	(500 bp) — Monthly	(10,112)
	CMBX NA BB.6 Index	(36,089)	247,000	113,151	5/11/63	(500 bp) — Monthly	76,822
	CMBX NA BB.7 Index	(38,548)	228,000	83,197	1/17/47	(500 bp) — Monthly	44,427
	CMBX NA BB.7 Index	(35,390)	216,000	78,818	1/17/47	(500 bp) — Monthly	43,218
	CMBX NA BB.7 Index	(26,396)	130,000	47,437	1/17/47	(500 bp) — Monthly	20,914
	CMBX NA BB.7 Index	(6,572)	36,000	13,136	1/17/47	(500 bp) — Monthly	6,529
	CMBX NA BB.8 Index	(1,813)	15,445	5,506	10/17/57	(500 bp) — Monthly	3,678
	CMBX NA BB.9 Index	(3,025)	19,000	5,109	9/17/58	(500 bp) — Monthly	2,066
	CMBX NA BB.9 Index	(1,438)	9,000	2,420	9/17/58	(500 bp) — Monthly	974
	CMBX NA BB.9 Index	(1,264)	8,000	2,151	9/17/58	(500 bp) — Monthly	880
	CMBX NA BB.9 Index	(39)	1,000	269	9/17/58	(500 bp) — Monthly	229
	CMBX NA BBB-.10 Index	(4,812)	22,000	2,759	11/17/59	(300 bp) — Monthly	(2,066)
	CMBX NA BBB-.12 Index	(4,289)	22,000	1,467	8/17/61	(300 bp) — Monthly	(2,834)
	CMBX NA BBB-.12 Index	(11,482)	34,000	2,268	8/17/61	(300 bp) — Monthly	(9,234)
	CMBX NA BBB-.13 Index	(6,290)	83,000	6,084	12/16/72	(300 bp) — Monthly	(206)
	CMBX NA BBB-.8 Index	(11,604)	74,000	11,581	10/17/57	(300 bp) — Monthly	(67)
	CMBX NA BBB-.8 Index	(3,086)	20,000	3,130	10/17/57	(300 bp) — Monthly	32
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(243,788)	447,000	68,704	11/18/54	(500 bp) — Monthly	(175,518)
	CMBX NA BB.12 Index	(134,558)	245,000	33,639	8/17/61	(500 bp) — Monthly	(101,158)
	CMBX NA BB.17 Index	(201,248)	411,000	149,974	1/17/47	(500 bp) — Monthly	(51,674)
	CMBX NA BB.8 Index	(27,259)	53,091	18,927	10/17/57	(500 bp) — Monthly	(8,384)
	CMBX NA BB.9 Index	(14,826)	30,000	8,067	9/17/58	(500 bp) — Monthly	(6,788)
	CMBX NA BBB-.10 Index	(8,576)	52,000	6,521	11/17/59	(300 bp) — Monthly	(2,085)
	CMBX NA BBB-.10 Index	(18,029)	64,000	8,026	11/17/59	(300 bp) — Monthly	(10,041)
	CMBX NA BBB-.10 Index	(13,109)	44,000	5,518	11/17/59	(300 bp) — Monthly	(7,617)
	CMBX NA BBB-.11 Index	(27,973)	89,000	5,260	11/18/54	(300 bp) — Monthly	(22,765)
	CMBX NA BBB-.11 Index	(24,824)	77,000	4,551	11/18/54	(300 bp) — Monthly	(20,318)
	CMBX NA BBB-.11 Index	(21,058)	67,000	3,960	11/18/54	(300 bp) — Monthly	(17,138)
	CMBX NA BBB-.11 Index	(4,708)	15,000	887	11/18/54	(300 bp) — Monthly	(3,830)
	CMBX NA BBB-.7 Index	(499,810)	2,129,000	420,052	1/17/47	(300 bp) — Monthly	(81,000)
	Merrill Lynch International
	CMBX NA BB.10 Index	(11,494)	202,000	61,388	11/17/59	(500 bp) — Monthly	49,698
	CMBX NA BB.11 Index	(73,641)	149,000	22,901	11/18/54	(500 bp) — Monthly	(50,885)
	CMBX NA BB.9 Index	(15,037)	386,000	103,795	9/17/58	(500 bp) — Monthly	88,383
	CMBX NA BBB-.10 Index	(11,267)	52,000	6,521	11/17/59	(300 bp) — Monthly	(4,776)
	CMBX NA BBB-.7 Index	(20,241)	247,000	48,733	1/17/47	(300 bp) — Monthly	28,348
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(5,502)	54,000	10,654	1/17/47	(300 bp) — Monthly	5,121
	CMBX NA BB.10 Index	(10,593)	101,000	30,694	11/17/59	(500 bp) — Monthly	20,003
	CMBX NA BB.11 Index	(2,478)	26,000	3,996	11/18/54	(500 bp) — Monthly	1,493
	CMBX NA BB.12 Index	(6,021)	114,000	15,652	8/17/61	(500 bp) — Monthly	9,521
	CMBX NA BB.12 Index	(6,864)	96,000	13,181	8/17/61	(500 bp) — Monthly	6,224
	CMBX NA BB.12 Index	(4,892)	67,000	9,199	8/17/61	(500 bp) — Monthly	4,242
	CMBX NA BB.12 Index	(34,200)	57,000	7,826	8/17/61	(500 bp) — Monthly	(26,429)
	CMBX NA BB.12 Index	(3,175)	45,000	6,179	8/17/61	(500 bp) — Monthly	2,960
	CMBX NA BB.12 Index	(1,797)	22,000	3,021	9/17/58	(500 bp) — Monthly	1,202
	CMBX NA BB.7 Index	(32,981)	164,000	59,844	1/17/47	(500 bp) — Monthly	26,703
	CMBX NA BB.7 Index	(13,305)	69,000	25,178	1/17/47	(500 bp) — Monthly	11,806
	CMBX NA BB.7 Index	(404)	2,000	730	1/17/47	(500 bp) — Monthly	324
	CMBX NA BB.8 Index	(16,314)	31,855	11,356	10/17/57	(500 bp) — Monthly	(4,989)
	CMBX NA BB.9 Index	(4,057)	115,000	30,924	9/17/58	(500 bp) — Monthly	26,755
	CMBX NA BB.9 Index	(1,916)	49,000	13,176	9/17/58	(500 bp) — Monthly	11,213
	CMBX NA BB.9 Index	(2,565)	17,000	4,571	9/17/58	(500 bp) — Monthly	1,990
	CMBX NA BB.9 Index	(694)	14,000	3,765	9/17/58	(500 bp) — Monthly	3,057
	CMBX NA BB.9 Index	(1,641)	12,000	3,227	9/17/58	(500 bp) — Monthly	1,574
	CMBX NA BB.9 Index	(1,464)	11,000	2,958	9/17/58	(500 bp) — Monthly	1,483
	CMBX NA BB.9 Index	(1,223)	9,000	2,420	9/17/58	(500 bp) — Monthly	1,189
	CMBX NA BB.9 Index	(908)	6,000	1,613	9/17/58	(500 bp) — Monthly	699
	CMBX NA BB.9 Index	(908)	6,000	1,613	9/17/58	(500 bp) — Monthly	699
	CMBX NA BBB-.8 Index	(2,956)	19,000	2,974	10/17/57	(300 bp) — Monthly	7
	CMBX NA BBB-.8 Index	(1,568)	10,000	1,565	10/17/57	(300 bp) — Monthly	(9)
	CMBX NA BBB-.10 Index	(35,401)	210,000	26,334	11/17/59	(300 bp) — Monthly	(9,190)
	CMBX NA BBB-.10 Index	(15,610)	66,000	8,276	11/17/59	(300 bp) — Monthly	(7,372)
	CMBX NA BBB-.10 Index	(13,896)	57,000	7,148	11/17/59	(300 bp) — Monthly	(6,782)
	CMBX NA BBB-.10 Index	(5,991)	50,000	6,270	11/17/59	(300 bp) — Monthly	250
	CMBX NA BBB-.10 Index	(7,117)	31,000	3,887	11/17/59	(300 bp) — Monthly	(3,248)
	CMBX NA BBB-.10 Index	(6,112)	28,000	3,511	11/17/59	(300 bp) — Monthly	(2,617)
	CMBX NA BBB-.10 Index	(2,182)	17,000	2,132	11/17/59	(300 bp) — Monthly	(60)
	CMBX NA BBB-.10 Index	(3,252)	15,000	1,881	11/17/59	(300 bp) — Monthly	(1,380)
	CMBX NA BBB-.10 Index	(3,027)	14,000	1,756	11/17/59	(300 bp) — Monthly	(1,280)
	CMBX NA BBB-.10 Index	(11,105)	90,000	11,286	11/17/59	(300 bp) — Monthly	129
	CMBX NA BBB-.10 Index	(11,288)	89,000	11,161	11/17/59	(300 bp) — Monthly	(171)
	CMBX NA BBB-.10 Index	(6,214)	49,000	6,145	11/17/59	(300 bp) — Monthly	(94)
	CMBX NA BBB-.11 Index	(30,700)	97,000	5,733	11/18/54	(300 bp) — Monthly	(25,024)
	CMBX NA BBB-.11 Index	(18,102)	58,000	3,428	11/18/54	(300 bp) — Monthly	(14,708)
	CMBX NA BBB-.11 Index	(320)	1,000	59	11/18/54	(300 bp) — Monthly	(262)
	CMBX NA BBB-.7 Index	(5,016)	79,000	15,587	1/17/47	(300 bp) — Monthly	10,521
	CMBX NA BBB-.8 Index	(15,120)	97,000	15,181	10/17/57	(300 bp) — Monthly	4
	CMBX NA BBB-.8 Index	(4,958)	32,000	5,008	10/17/57	(300 bp) — Monthly	31
	CMBX NA BBB-.8 Index	(2,942)	19,000	2,974	10/17/57	(300 bp) — Monthly	19

Upfront premium received		—			Unrealized appreciation		1,400,553

Upfront premium (paid)		(2,925,771)			Unrealized (depreciation)		(980,277)

	Total	$(2,925,771)				Total	$420,276
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through March 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $184,853,036.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $403,415, or 0.2% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/21
Short-term investments
	Putnam Short Term Investment Fund**	$31,347,766	$18,419,759	$14,215,967	$9,830	$35,551,558

	Total Short-term investments	$31,347,766	$18,419,759	$14,215,967	$9,830	$35,551,558
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $341,992.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $10,035,823.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,598,889.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $158,988,682 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $9,757,483 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $10,035,823 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$93,726	$5,536	$—
Energy	18,589	104	250
Health care	7,310	—	—
Utilities and power	—	10,887	—

Total common stocks	119,625	16,527	250
Asset-backed securities	—	2,716,575	—
Convertible bonds and notes	—	14,334,168	—
Corporate bonds and notes	—	33,570,260	95
Foreign government and agency bonds and notes	—	20,442,150	—
Mortgage-backed securities	—	70,195,149	—
Preferred stocks	—	177,850	—
Purchased options outstanding	—	256,548	—
Purchased swap options outstanding	—	6,666,683	—
Senior loans	—	3,886,286	—
U.S. government and agency mortgage obligations	—	145,153,731	—
U.S. treasury obligations	—	824,771	—
Short-term investments	240,000	50,422,157	—

Totals by level	$359,625	$348,662,855	$345
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$202,574	$—
Futures contracts	135,968	—	—
Written options outstanding	—	(485,289)	—
Written swap options outstanding	—	(6,673,916)	—
Forward premium swap option contracts	—	727,469	—
TBA sale commitments	—	(65,989,141)	—
Interest rate swap contracts	—	1,977,645	—
Total return swap contracts	—	(3,156,339)	—
Credit default contracts	—	(9,105,872)	—

Totals by level	$135,968	$(82,502,869)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$57,800,000
Purchased swap option contracts (contract amount)	$501,600,000
Written TBA commitment option contracts (contract amount)	$57,800,000
Written swap option contracts (contract amount)	$414,700,000
Futures contracts (number of contracts)	600
Forward currency contracts (contract amount)	$211,800,000
Centrally cleared interest rate swap contracts (notional)	$621,100,000
OTC total return swap contracts (notional)	$19,400,000
Centrally cleared total return swap contracts (notional)	$144,100,000
OTC credit default contracts (notional)	$63,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com